American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2024

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AeroVironment, Inc.(1)	1,468	285,526
AerSale Corp.(1)	7,009	44,157
Archer Aviation, Inc., Class A(1)(2)	1,455	13,924
Axon Enterprise, Inc.(1)	6,820	4,412,267
Boeing Co.(1)	35,037	5,446,151
BWX Technologies, Inc.	36,136	4,728,396
Cadre Holdings, Inc.	2,832	94,561
Curtiss-Wright Corp.	5,999	2,241,406
Ducommun, Inc.(1)	2,227	149,209
General Dynamics Corp.	12,785	3,631,068
General Electric Co.	100,491	18,305,441
Hexcel Corp.	15,677	993,765
Howmet Aerospace, Inc.	25,447	3,012,416
Huntington Ingalls Industries, Inc.	14,524	2,874,590
L3Harris Technologies, Inc.	7,617	1,875,686
Leonardo DRS, Inc.(1)	6,234	216,756
Lockheed Martin Corp.	30,503	16,148,593
Mercury Systems, Inc.(1)	7,281	299,468
Moog, Inc., Class A	4,493	994,166
National Presto Industries, Inc.	775	61,783
Northrop Grumman Corp.	7,605	3,723,788
Park Aerospace Corp.	1,253	19,183
Rocket Lab USA, Inc.(1)	693	18,905
RTX Corp.	102,388	12,473,930
Spirit AeroSystems Holdings, Inc., Class A(1)	1,304	42,197
Textron, Inc.	48,715	4,171,466
TransDigm Group, Inc.	3,651	4,574,594
Woodward, Inc.	21,687	3,910,600
		94,763,992
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	41,338	907,783
CH Robinson Worldwide, Inc.	21,131	2,231,011
Expeditors International of Washington, Inc.	64,735	7,874,365
FedEx Corp.	67,041	20,291,299
Hub Group, Inc., Class A	29,500	1,523,380
Radiant Logistics, Inc.(1)	13,283	99,357
United Parcel Service, Inc., Class B	135,441	18,382,053
		51,309,248
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	65,682	434,158
Aptiv PLC(1)	43,613	2,421,830
Autoliv, Inc.	39,356	3,900,967
BorgWarner, Inc.	101,531	3,484,544
Cooper-Standard Holdings, Inc.(1)	747	11,534
Dana, Inc.	81,939	819,390
Dorman Products, Inc.(1)	11,909	1,667,022
Garrett Motion, Inc.(1)	1,793	15,205
Gentex Corp.	75,296	2,301,046
Gentherm, Inc.(1)	13,995	589,189

Goodyear Tire & Rubber Co.(1)	182,172	1,956,527
LCI Industries	14,797	1,787,626
Lear Corp.	25,252	2,470,656
Modine Manufacturing Co.(1)	26,512	3,600,064
Motorcar Parts of America, Inc.(1)	4,857	35,407
Patrick Industries, Inc.	14,006	1,882,266
Phinia, Inc.	28,121	1,577,026
QuantumScape Corp.(1)(2)	32,170	168,249
Standard Motor Products, Inc.	10,903	358,491
Stoneridge, Inc.(1)	5,083	34,869
Visteon Corp.(1)	10,471	977,677
XPEL, Inc.(1)	2,862	124,497
		30,618,240
Automobiles — 1.3%
Ford Motor Co.	1,248,089	13,891,231
General Motors Co.	411,865	22,895,575
Harley-Davidson, Inc.	68,786	2,313,273
Lucid Group, Inc.(1)(2)	45,422	99,020
Rivian Automotive, Inc., Class A(1)	124,128	1,518,085
Tesla, Inc.(1)	181,769	62,739,388
Thor Industries, Inc.	25,685	2,866,446
Winnebago Industries, Inc.	13,748	804,808
		107,127,826
Banks — 6.1%
1st Source Corp.	4,411	286,230
ACNB Corp.	2,854	133,738
Amalgamated Financial Corp.	12,708	452,786
Amerant Bancorp, Inc.	10,090	250,938
Ameris Bancorp	25,585	1,798,114
Ames National Corp.	775	13,167
Arrow Financial Corp.	6,652	219,383
Associated Banc-Corp.	60,788	1,622,432
Atlantic Union Bankshares Corp.	26,604	1,128,808
Axos Financial, Inc.(1)	36,763	3,045,815
Banc of California, Inc.	63,886	1,100,756
BancFirst Corp.	5,435	686,332
Bancorp, Inc.(1)	34,867	2,037,279
Bank First Corp.	2,952	315,480
Bank of America Corp.	761,225	36,165,800
Bank of Hawaii Corp.	21,942	1,732,979
Bank of Marin Bancorp	3,688	93,233
Bank of NT Butterfield & Son Ltd.	30,937	1,173,440
Bank OZK	54,892	2,742,953
BankUnited, Inc.	32,918	1,384,860
Bankwell Financial Group, Inc.	1,020	33,813
Banner Corp.	16,038	1,196,274
Bar Harbor Bankshares	5,263	189,415
BayCom Corp.	535	15,510
BCB Bancorp, Inc.	4,574	60,697
Berkshire Hills Bancorp, Inc.	16,832	513,039
Blue Foundry Bancorp(1)	5,221	57,901
BOK Financial Corp.	6,207	737,826
Bridgewater Bancshares, Inc.(1)	8,610	128,289
Brookline Bancorp, Inc.	28,952	364,506
Burke & Herbert Financial Services Corp.	2,648	183,453

Business First Bancshares, Inc.	11,909	339,407
Byline Bancorp, Inc.	13,037	409,623
Cadence Bank	77,272	2,951,018
Camden National Corp.	4,803	226,269
Capital Bancorp, Inc.	1,168	33,825
Capital City Bank Group, Inc.	3,576	140,751
Carter Bankshares, Inc.(1)	8,717	162,834
Cathay General Bancorp	29,432	1,530,758
Central Pacific Financial Corp.	13,766	439,411
Chemung Financial Corp.	144	7,536
ChoiceOne Financial Services, Inc.	776	29,084
Citigroup, Inc.	279,996	19,843,317
Citizens & Northern Corp.	55	1,126
Citizens Financial Group, Inc.	144,831	6,972,164
Citizens Financial Services, Inc.	707	49,921
City Holding Co.	6,529	857,388
Civista Bancshares, Inc.	3,136	71,752
CNB Financial Corp.	8,109	226,322
Coastal Financial Corp.(1)	3,806	291,349
Columbia Banking System, Inc.	92,620	2,872,146
Columbia Financial, Inc.(1)	6,679	121,758
Comerica, Inc.	66,464	4,802,024
Commerce Bancshares, Inc.	47,002	3,466,397
Community Financial System, Inc.	12,501	865,444
Community Trust Bancorp, Inc.	5,915	348,867
Community West Bancshares	2,784	61,025
ConnectOne Bancorp, Inc.	15,596	428,890
CrossFirst Bankshares, Inc.(1)	16,951	293,422
Cullen/Frost Bankers, Inc.	23,257	3,270,399
Customers Bancorp, Inc.(1)	19,428	1,096,711
CVB Financial Corp.	51,684	1,210,439
Dime Community Bancshares, Inc.	16,809	603,107
Eagle Bancorp, Inc.	11,210	329,126
East West Bancorp, Inc.	69,425	7,614,534
Eastern Bankshares, Inc.	73,381	1,367,822
Enterprise Bancorp, Inc.	600	22,194
Enterprise Financial Services Corp.	17,975	1,089,105
Equity Bancshares, Inc., Class A	6,305	302,577
Esquire Financial Holdings, Inc.	3,462	268,963
Evans Bancorp, Inc.(2)	100	4,441
Farmers & Merchants Bancorp, Inc.	1,027	34,425
Farmers National Banc Corp.	11,947	186,971
FB Financial Corp.	13,220	746,269
Fidelity D&D Bancorp, Inc.	132	7,088
Fifth Third Bancorp	237,942	11,435,493
Financial Institutions, Inc.	6,255	169,886
First BanCorp	109,158	2,257,387
First Bancorp, Inc.	582	16,628
First Bancorp/Southern Pines NC	12,971	613,528
First Bancshares, Inc.	10,691	397,064
First Bank	3,826	56,587
First Busey Corp.	24,448	652,517
First Business Financial Services, Inc.	3,276	164,193
First Citizens BancShares, Inc., Class A	3,677	8,438,715
First Commonwealth Financial Corp.	47,596	896,233

First Community Bankshares, Inc.	4,066	187,727
First Financial Bancorp	35,933	1,061,101
First Financial Bankshares, Inc.	35,402	1,475,555
First Financial Corp.	4,126	201,514
First Foundation, Inc.	15,159	120,514
First Hawaiian, Inc.	47,252	1,304,628
First Horizon Corp.	164,911	3,484,569
First Internet Bancorp	1,280	53,670
First Interstate BancSystem, Inc., Class A	36,471	1,275,391
First Merchants Corp.	21,793	953,444
First Mid Bancshares, Inc.	9,166	385,064
First of Long Island Corp.	7,182	103,924
Five Star Bancorp	4,399	144,947
Flagstar Financial, Inc.	14,363	171,925
Flushing Financial Corp.	10,183	180,646
FNB Corp.	131,544	2,255,980
FS Bancorp, Inc.	1,347	64,252
Fulton Financial Corp.	71,044	1,533,130
FVCBankcorp, Inc.(1)	1,399	20,118
German American Bancorp, Inc.	11,527	518,484
Glacier Bancorp, Inc.	30,688	1,776,528
Great Southern Bancorp, Inc.	4,002	256,408
Greene County Bancorp, Inc.	466	14,176
Guaranty Bancshares, Inc.	883	32,512
Hancock Whitney Corp.	34,584	2,053,598
Hanmi Financial Corp.	14,429	381,647
HarborOne Bancorp, Inc.	10,987	141,513
HBT Financial, Inc.	3,431	82,172
Heartland Financial USA, Inc.	13,721	927,128
Heritage Commerce Corp.	24,030	255,199
Heritage Financial Corp.	11,693	309,280
Hilltop Holdings, Inc.	16,963	536,879
Hingham Institution For Savings	446	126,334
Home Bancorp, Inc.	447	22,676
Home BancShares, Inc.	53,925	1,712,658
HomeStreet, Inc.(1)	4,997	59,364
HomeTrust Bancshares, Inc.	5,065	187,861
Hope Bancorp, Inc.	42,464	578,360
Horizon Bancorp, Inc.	14,391	263,211
Huntington Bancshares, Inc.	478,498	8,617,749
Independent Bank Corp.	16,772	1,214,125
Independent Bank Corp. (Michigan)	11,672	439,217
Independent Bank Group, Inc.	20,860	1,395,951
International Bancshares Corp.	30,191	2,207,868
John Marshall Bancorp, Inc.	916	20,747
JPMorgan Chase & Co.	396,319	98,968,781
Kearny Financial Corp.	12,712	100,679
KeyCorp	311,003	6,058,338
Lakeland Financial Corp.	10,527	773,313
Live Oak Bancshares, Inc.	14,711	697,301
M&T Bank Corp.	43,355	9,537,666
MainStreet Bancshares, Inc.	24	446
Mercantile Bank Corp.	9,471	474,024
Metrocity Bankshares, Inc.	8,006	274,926
Metropolitan Bank Holding Corp.(1)	3,953	256,708

Mid Penn Bancorp, Inc.	2,950	94,548
Midland States Bancorp, Inc.	11,243	301,875
MidWestOne Financial Group, Inc.	2,989	98,488
MVB Financial Corp.	1,299	28,032
National Bank Holdings Corp., Class A	16,945	808,954
National Bankshares, Inc.	152	4,879
NB Bancorp, Inc.(1)	17,978	362,077
NBT Bancorp, Inc.	16,823	843,169
Nicolet Bankshares, Inc.	4,084	454,958
Northeast Bank	4,137	407,288
Northfield Bancorp, Inc.	12,437	166,407
Northrim BanCorp, Inc.	2,278	193,789
Northwest Bancshares, Inc.	53,330	782,884
NU Holdings Ltd., Class A(1)	215,588	2,701,318
Oak Valley Bancorp	715	22,279
OceanFirst Financial Corp.	18,619	385,041
OFG Bancorp	30,889	1,402,978
Old National Bancorp	126,252	2,923,996
Old Second Bancorp, Inc.	21,750	404,550
OP Bancorp	18	312
Orange County Bancorp, Inc.	424	25,287
Origin Bancorp, Inc.	12,481	428,847
Orrstown Financial Services, Inc.	4,307	170,127
Pacific Premier Bancorp, Inc.	31,163	885,029
Park National Corp.	5,281	1,005,291
Parke Bancorp, Inc.	1,098	25,924
Pathward Financial, Inc.	20,318	1,704,274
PCB Bancorp	2,787	59,893
Peapack-Gladstone Financial Corp.	6,072	219,442
Peoples Bancorp, Inc.	16,728	586,818
Peoples Financial Services Corp.	1,048	57,839
Pinnacle Financial Partners, Inc.	22,489	2,858,577
PNC Financial Services Group, Inc.	90,444	19,420,136
Ponce Financial Group, Inc.(1)	1,651	21,347
Popular, Inc.	32,365	3,215,786
Preferred Bank	8,239	777,185
Premier Financial Corp.	16,496	457,104
Primis Financial Corp.	1,437	17,963
Prosperity Bancshares, Inc.	20,893	1,749,371
Provident Financial Services, Inc.	39,696	838,380
QCR Holdings, Inc.	7,529	693,496
RBB Bancorp	7,395	176,445
Red River Bancshares, Inc.	206	12,370
Regions Financial Corp.	274,802	7,491,103
Renasant Corp.	19,461	732,123
Republic Bancorp, Inc., Class A	3,498	266,810
S&T Bancorp, Inc.	17,589	752,633
Sandy Spring Bancorp, Inc.	16,616	626,091
Seacoast Banking Corp. of Florida	26,535	794,989
ServisFirst Bancshares, Inc.	20,120	1,927,094
Shore Bancshares, Inc.	4,013	66,014
Sierra Bancorp	2,006	63,129
Simmons First National Corp., Class A	40,113	981,164
SmartFinancial, Inc.	4,615	167,340
South Plains Financial, Inc.	5,114	198,883

Southern First Bancshares, Inc.(1)	1,968	87,950
Southern Missouri Bancorp, Inc.	3,185	209,095
Southside Bancshares, Inc.	11,733	412,063
SouthState Corp.	20,923	2,315,967
Stellar Bancorp, Inc.	16,763	519,821
Stock Yards Bancorp, Inc.	11,769	895,856
Synovus Financial Corp.	66,787	3,811,534
Texas Capital Bancshares, Inc.(1)	14,889	1,316,932
TFS Financial Corp.	5,680	80,315
Third Coast Bancshares, Inc.(1)	42	1,491
Timberland Bancorp, Inc.	1,261	40,844
Tompkins Financial Corp.	3,985	304,095
Towne Bank	23,681	867,435
TriCo Bancshares	13,493	652,252
Triumph Financial, Inc.(1)	6,811	729,390
Truist Financial Corp.	315,722	15,053,625
TrustCo Bank Corp.	7,214	268,649
Trustmark Corp.	22,855	893,859
U.S. Bancorp	338,759	18,052,467
UMB Financial Corp.	20,289	2,546,067
United Bankshares, Inc.	35,384	1,495,682
United Community Banks, Inc.	37,405	1,264,663
United Security Bancshares	315	3,096
Unity Bancorp, Inc.	2,067	93,842
Univest Financial Corp.	10,243	325,318
Valley National Bancorp	157,770	1,678,673
Veritex Holdings, Inc.	21,417	651,291
WaFd, Inc.	38,419	1,405,367
Washington Trust Bancorp, Inc.	5,861	217,678
Webster Financial Corp.	67,400	4,163,972
Wells Fargo & Co.	551,683	42,021,694
WesBanco, Inc.	17,952	634,424
West BanCorp, Inc.	3,026	72,231
Westamerica BanCorp	17,573	1,005,703
Western Alliance Bancorp	56,250	5,265,562
Western New England Bancorp, Inc.	90	844
Wintrust Financial Corp.	29,677	4,095,723
WSFS Financial Corp.	25,751	1,545,575
Zions Bancorp NA	75,599	4,575,251
		488,651,824
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	2,124	671,694
Brown-Forman Corp., Class A	5,854	242,121
Brown-Forman Corp., Class B	37,944	1,596,683
Celsius Holdings, Inc.(1)	25,865	735,859
Coca-Cola Co.	429,946	27,550,940
Coca-Cola Consolidated, Inc.	3,143	4,099,383
Constellation Brands, Inc., Class A	13,181	3,175,962
Duckhorn Portfolio, Inc.(1)	4,655	51,205
Keurig Dr. Pepper, Inc.	69,886	2,281,778
MGP Ingredients, Inc.	1,138	52,667
Molson Coors Beverage Co., Class B	56,212	3,488,517
Monster Beverage Corp.(1)	40,802	2,249,414
National Beverage Corp.	13,232	653,528
PepsiCo, Inc.	125,558	20,522,455

Primo Brands Corp., Class A	4,105	117,075
Vita Coco Co., Inc.(1)	27,392	973,512
		68,462,793
Biotechnology — 1.7%
2seventy bio, Inc.(1)(2)	4,946	19,735
4D Molecular Therapeutics, Inc.(1)	5,616	44,029
89bio, Inc.(1)	2,861	25,720
AbbVie, Inc.	168,366	30,799,192
Absci Corp.(1)(2)	2,010	6,131
ACADIA Pharmaceuticals, Inc.(1)	872	14,231
ADMA Biologics, Inc.(1)	14,976	301,167
Agios Pharmaceuticals, Inc.(1)	1,284	76,257
Akero Therapeutics, Inc.(1)	9,572	307,261
Aldeyra Therapeutics, Inc.(1)	8,950	43,855
Alector, Inc.(1)	8,513	22,049
Alkermes PLC(1)	42,308	1,227,778
Allogene Therapeutics, Inc.(1)(2)	12,764	31,655
Alnylam Pharmaceuticals, Inc.(1)	266	67,317
Altimmune, Inc.(1)(2)	8,025	68,774
Amgen, Inc.	53,243	15,060,847
Anavex Life Sciences Corp.(1)(2)	3,495	33,063
Anika Therapeutics, Inc.(1)	3,415	60,514
Annexon, Inc.(1)	3,874	20,881
Apogee Therapeutics, Inc.(1)	495	22,349
Arcturus Therapeutics Holdings, Inc.(1)	6,635	121,686
Arcus Biosciences, Inc.(1)	16,042	247,688
Arcutis Biotherapeutics, Inc.(1)	406	5,294
ArriVent Biopharma, Inc.(1)	5,261	157,620
Astria Therapeutics, Inc.(1)	1,941	20,167
Aurinia Pharmaceuticals, Inc.(1)	2,308	20,449
Avidity Biosciences, Inc.(1)	339	14,587
Beam Therapeutics, Inc.(1)	9,830	269,047
BioCryst Pharmaceuticals, Inc.(1)	1,186	8,895
Biogen, Inc.(1)	18,223	2,927,161
BioMarin Pharmaceutical, Inc.(1)	28,101	1,855,509
C4 Therapeutics, Inc.(1)	10,732	48,831
CareDx, Inc.(1)	2,914	71,510
Caribou Biosciences, Inc.(1)	7,707	16,878
Celldex Therapeutics, Inc.(1)	636	17,452
CG oncology, Inc.(1)	4,840	168,190
Corvus Pharmaceuticals, Inc.(1)	5,328	48,432
CRISPR Therapeutics AG(1)(2)	15,200	777,784
Cullinan Therapeutics, Inc.(1)	15,101	203,108
Cytokinetics, Inc.(1)	22	1,141
Denali Therapeutics, Inc.(1)	19,379	484,475
Dianthus Therapeutics, Inc.(1)	2,881	69,115
Disc Medicine, Inc.(1)	45	2,855
Dynavax Technologies Corp.(1)	35,222	452,955
Editas Medicine, Inc.(1)	14,718	32,968
Emergent BioSolutions, Inc.(1)	26,306	266,217
Enanta Pharmaceuticals, Inc.(1)	1,916	16,478
Entrada Therapeutics, Inc.(1)	6,979	138,812
Erasca, Inc.(1)	9,668	27,650
Exact Sciences Corp.(1)	5,006	310,772
Exelixis, Inc.(1)	58,723	2,141,041

Fate Therapeutics, Inc.(1)	17,175	54,445
Foghorn Therapeutics, Inc.(1)	2,551	20,383
Gilead Sciences, Inc.	313,779	29,049,660
GRAIL, Inc.(1)(2)	10,247	179,323
Halozyme Therapeutics, Inc.(1)	33,584	1,618,749
HilleVax, Inc.(1)(2)	4,083	7,880
ImmunityBio, Inc.(1)(2)	1,718	8,659
Incyte Corp.(1)	15,228	1,135,857
Insmed, Inc.(1)	226	16,986
Intellia Therapeutics, Inc.(1)	3,159	49,344
Ionis Pharmaceuticals, Inc.(1)	1,997	71,353
Ironwood Pharmaceuticals, Inc.(1)	841	2,960
iTeos Therapeutics, Inc.(1)	5,253	44,913
Janux Therapeutics, Inc.(1)	775	35,038
Kodiak Sciences, Inc.(1)	3,505	23,378
Kura Oncology, Inc.(1)	15,491	171,021
Kymera Therapeutics, Inc.(1)	438	20,520
Larimar Therapeutics, Inc.(1)	1,400	8,862
MiMedx Group, Inc.(1)	5,317	49,182
Moderna, Inc.(1)	26,741	1,151,467
Monte Rosa Therapeutics, Inc.(1)	3,222	33,380
Myriad Genetics, Inc.(1)	11,585	188,488
Neurocrine Biosciences, Inc.(1)	20,344	2,578,602
Nkarta, Inc.(1)	3,657	10,496
Nuvalent, Inc., Class A(1)	130	12,568
Olema Pharmaceuticals, Inc.(1)	8,412	85,129
Organogenesis Holdings, Inc.(1)	9,486	36,711
ORIC Pharmaceuticals, Inc.(1)	7,147	70,755
PDL BioPharma, Inc.(1)(2)	1,937	19
Praxis Precision Medicines, Inc.(1)	635	50,908
Protagonist Therapeutics, Inc.(1)	26,433	1,157,765
PTC Therapeutics, Inc.(1)	266	11,672
Puma Biotechnology, Inc.(1)	10,917	37,009
Regeneron Pharmaceuticals, Inc.(1)	14,489	10,869,938
REGENXBIO, Inc.(1)	13,635	135,259
Relay Therapeutics, Inc.(1)	16,059	75,477
Repare Therapeutics, Inc.(1)	4,231	13,878
Replimune Group, Inc.(1)	8,592	120,975
REVOLUTION Medicines, Inc.(1)	16,140	933,699
Rocket Pharmaceuticals, Inc.(1)	3,460	49,789
Roivant Sciences Ltd.(1)	65,204	828,743
Sage Therapeutics, Inc.(1)	13,343	72,986
Sarepta Therapeutics, Inc.(1)	657	87,604
Stoke Therapeutics, Inc.(1)	3,994	48,367
Summit Therapeutics, Inc.(1)(2)	9,662	178,361
Sutro Biopharma, Inc.(1)	9,613	25,474
Tango Therapeutics, Inc.(1)	10,953	43,155
Tenaya Therapeutics, Inc.(1)(2)	3,457	12,341
Tourmaline Bio, Inc.(1)	880	22,915
Tyra Biosciences, Inc.(1)	2,310	36,221
Ultragenyx Pharmaceutical, Inc.(1)	96	4,572
uniQure NV(1)	9,669	57,724
United Therapeutics Corp.(1)	16,795	6,222,380
Vanda Pharmaceuticals, Inc.(1)	11,217	57,768
Vaxcyte, Inc.(1)	14,161	1,335,949

Vertex Pharmaceuticals, Inc.(1)	42,842	20,055,625
Verve Therapeutics, Inc.(1)	5,770	32,370
Viking Therapeutics, Inc.(1)	4,867	257,659
Vir Biotechnology, Inc.(1)	35,902	285,780
Viridian Therapeutics, Inc.(1)	2,645	57,000
Voyager Therapeutics, Inc.(1)	22,313	153,067
Xencor, Inc.(1)	11,821	302,618
Zentalis Pharmaceuticals, Inc.(1)	2,428	8,765
Zymeworks, Inc.(1)	2,081	29,321
		139,606,834
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	1,044,465	217,133,829
Coupang, Inc.(1)	256,288	6,499,464
Dillard's, Inc., Class A	1,817	805,149
eBay, Inc.	110,554	6,996,963
Kohl's Corp.	76,504	1,145,265
Macy's, Inc.	177,625	2,884,630
MercadoLibre, Inc.(1)	13,453	26,706,492
Nordstrom, Inc.	71,909	1,633,053
Ollie's Bargain Outlet Holdings, Inc.(1)	14,713	1,455,851
		265,260,696
Building Products — 1.3%
A.O. Smith Corp.	45,543	3,392,498
AAON, Inc.	19,194	2,616,910
Advanced Drainage Systems, Inc.	37,461	5,068,099
Allegion PLC	13,005	1,831,624
American Woodmark Corp.(1)	5,144	466,972
Apogee Enterprises, Inc.	15,913	1,340,034
Armstrong World Industries, Inc.	27,398	4,379,022
AZEK Co., Inc.(1)	23,709	1,259,422
AZZ, Inc.	7,778	724,443
Builders FirstSource, Inc.(1)	53,595	9,993,860
Carlisle Cos., Inc.	21,605	9,867,003
Carrier Global Corp.	79,082	6,118,574
CSW Industrials, Inc.	4,048	1,709,835
Fortune Brands Innovations, Inc.	30,406	2,380,790
Gibraltar Industries, Inc.(1)	13,329	965,553
Griffon Corp.	18,545	1,563,344
Hayward Holdings, Inc.(1)	14,367	232,171
Insteel Industries, Inc.	14,291	421,299
Janus International Group, Inc.(1)	54,920	410,802
JELD-WEN Holding, Inc.(1)	56,055	610,439
Johnson Controls International PLC	27,721	2,324,683
Lennox International, Inc.	12,150	8,105,629
Masco Corp.	16,045	1,292,585
Masterbrand, Inc.(1)	73,810	1,276,913
Owens Corning	44,174	9,083,058
Quanex Building Products Corp.	19,486	579,903
Simpson Manufacturing Co., Inc.	18,612	3,506,501
Tecnoglass, Inc.	15,889	1,287,803
Trane Technologies PLC	24,255	10,095,416
Trex Co., Inc.(1)	50,389	3,780,687
UFP Industries, Inc.	32,913	4,472,877
Zurn Elkay Water Solutions Corp.	31,503	1,254,449
		102,413,198

Capital Markets — 3.7%
Affiliated Managers Group, Inc.	5,006	938,825
Ameriprise Financial, Inc.	37,904	21,755,759
ARES Management Corp., Class A	11,003	1,944,560
Artisan Partners Asset Management, Inc., Class A	36,976	1,804,059
Bank of New York Mellon Corp.	189,355	15,502,494
BGC Group, Inc., Class A	90,000	876,600
Blackrock, Inc.	15,146	15,491,329
Blackstone, Inc.	46,725	8,928,680
Carlyle Group, Inc.	39,240	2,088,745
Cboe Global Markets, Inc.	10,560	2,279,376
Charles Schwab Corp.	232,635	19,252,873
CME Group, Inc.	41,291	9,827,258
Cohen & Steers, Inc.	11,768	1,231,639
Coinbase Global, Inc., Class A(1)	20,299	6,012,564
Diamond Hill Investment Group, Inc.	1,266	209,333
DigitalBridge Group, Inc.	24,018	314,636
Donnelley Financial Solutions, Inc.(1)	4,794	288,838
Evercore, Inc., Class A	15,041	4,631,124
FactSet Research Systems, Inc.	7,398	3,629,977
Federated Hermes, Inc.	28,615	1,223,291
Franklin Resources, Inc.	60,027	1,366,214
Goldman Sachs Group, Inc.	53,826	32,756,889
Hamilton Lane, Inc., Class A	9,608	1,848,579
Houlihan Lokey, Inc.	11,980	2,265,298
Interactive Brokers Group, Inc., Class A	10,208	1,950,647
Intercontinental Exchange, Inc.	32,031	5,155,710
Invesco Ltd.	86,123	1,557,965
Janus Henderson Group PLC	35,500	1,607,440
Jefferies Financial Group, Inc.	72,356	5,726,254
KKR & Co., Inc.	84,388	13,744,274
LPL Financial Holdings, Inc.	20,906	6,797,586
MarketAxess Holdings, Inc.	8,872	2,295,098
Moody's Corp.	17,183	8,591,156
Morgan Stanley	195,705	25,756,735
Morningstar, Inc.	1,404	497,227
MSCI, Inc.	5,101	3,109,723
Nasdaq, Inc.	17,967	1,491,081
Northern Trust Corp.	72,687	8,079,887
Open Lending Corp., Class A(1)	42,390	270,448
Oppenheimer Holdings, Inc., Class A	2,742	169,209
Piper Sandler Cos.	6,569	2,253,101
Raymond James Financial, Inc.	59,482	10,069,113
Robinhood Markets, Inc., Class A(1)	55,078	2,067,628
S&P Global, Inc.	13,753	7,186,080
SEI Investments Co.	36,297	2,999,221
State Street Corp.	82,045	8,082,253
Stifel Financial Corp.	34,224	3,963,139
StoneX Group, Inc.(1)	16,047	1,665,037
T. Rowe Price Group, Inc.	62,381	7,725,263
Tradeweb Markets, Inc., Class A	11,624	1,575,052
Victory Capital Holdings, Inc., Class A	8,569	595,374
Virtu Financial, Inc., Class A	14,290	533,160
Virtus Investment Partners, Inc.	3,198	789,810
WisdomTree, Inc.	48,252	576,611
		293,350,222

Chemicals — 1.7%
AdvanSix, Inc.	14,686	476,854
Air Products & Chemicals, Inc.	42,990	14,372,847
Albemarle Corp.	21,192	2,282,378
American Vanguard Corp.	8,502	51,097
Arcadium Lithium PLC(1)	151,485	795,296
Ashland, Inc.	19,166	1,496,098
Avient Corp.	22,805	1,168,756
Axalta Coating Systems Ltd.(1)	48,477	1,961,379
Balchem Corp.	4,081	736,702
Cabot Corp.	35,693	3,912,667
Celanese Corp.	10,145	742,716
CF Industries Holdings, Inc.	90,923	8,152,156
Core Molding Technologies, Inc.(1)	4,990	82,535
Corteva, Inc.	100,067	6,228,170
Dow, Inc.	210,649	9,312,792
DuPont de Nemours, Inc.	55,885	4,671,427
Eastman Chemical Co.	41,002	4,293,729
Ecolab, Inc.	17,208	4,280,834
Ecovyst, Inc.(1)	36,295	288,545
FMC Corp.	35,678	2,108,213
Hawkins, Inc.	14,301	1,923,628
HB Fuller Co.	10,618	816,418
Huntsman Corp.	52,167	1,021,430
Ingevity Corp.(1)	11,815	573,855
Innospec, Inc.	9,846	1,167,834
International Flavors & Fragrances, Inc.	36,263	3,312,988
Intrepid Potash, Inc.(1)	1,937	52,512
Koppers Holdings, Inc.	8,464	325,525
Kronos Worldwide, Inc.	5,663	64,049
Linde PLC	37,451	17,264,537
LSB Industries, Inc.(1)	28,015	247,372
LyondellBasell Industries NV, Class A	97,923	8,160,903
Mativ Holdings, Inc.	34,033	447,534
Minerals Technologies, Inc.	15,251	1,244,024
Mosaic Co.	145,394	3,847,125
NewMarket Corp.	4,431	2,364,204
Olin Corp.	68,372	2,911,964
Orion SA	34,170	629,411
PPG Industries, Inc.	23,439	2,915,108
PureCycle Technologies, Inc.(1)(2)	31,282	415,894
Quaker Chemical Corp.	5,503	867,823
Rayonier Advanced Materials, Inc.(1)	26,413	232,699
RPM International, Inc.	53,516	7,426,951
Sensient Technologies Corp.	6,231	483,775
Sherwin-Williams Co.	27,781	11,040,169
Stepan Co.	7,061	542,991
Trinseo PLC	247	1,070
Tronox Holdings PLC, Class A	47,916	579,784
Westlake Corp.	13,942	1,790,153
		140,086,921
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	33,841	196,955
Acme United Corp.	464	20,653
Aris Water Solutions, Inc., Class A	13,369	359,626

Brady Corp., Class A	18,788	1,407,033
Brink's Co.	10,197	986,152
Casella Waste Systems, Inc., Class A(1)	8,695	984,361
CECO Environmental Corp.(1)	500	16,025
Cintas Corp.	39,815	8,989,829
Civeo Corp.	4,499	105,187
Clean Harbors, Inc.(1)	12,655	3,291,439
Copart, Inc.(1)	136,732	8,667,441
Deluxe Corp.	549	12,720
Ennis, Inc.	8,036	171,408
Healthcare Services Group, Inc.(1)	18,825	232,300
HNI Corp.	21,597	1,223,470
Interface, Inc.	41,163	1,092,878
Liquidity Services, Inc.(1)	5,450	139,356
Matthews International Corp., Class A	343	10,345
MillerKnoll, Inc.	21,495	540,384
MSA Safety, Inc.	6,678	1,160,703
Pitney Bowes, Inc.	194	1,564
Quad/Graphics, Inc.	6,239	45,046
Republic Services, Inc.	11,659	2,545,160
Rollins, Inc.	40,339	2,030,262
Steelcase, Inc., Class A	56,402	759,735
Tetra Tech, Inc.	256	10,626
UniFirst Corp.	2,894	581,318
Veralto Corp.	35,315	3,820,730
Vestis Corp.	3,114	50,073
Viad Corp.(1)	1,418	63,413
Virco Mfg. Corp.	8,059	132,329
Waste Connections, Inc.	15,725	3,026,591
Waste Management, Inc.	45,225	10,321,249
		52,996,361
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	3,598	30,583
Applied Optoelectronics, Inc.(1)	28,128	1,159,436
Arista Networks, Inc.(1)	30,529	12,389,279
Aviat Networks, Inc.(1)	1,614	25,550
Calix, Inc.(1)	7,712	250,871
Ciena Corp.(1)	31,071	2,166,270
Cisco Systems, Inc.	242,678	14,368,964
Clearfield, Inc.(1)	690	21,114
CommScope Holding Co., Inc.(1)	4,672	22,286
Comtech Telecommunications Corp.(1)	2,397	8,126
Digi International, Inc.(1)	914	30,363
Extreme Networks, Inc.(1)	24,158	401,023
F5, Inc.(1)	5,773	1,445,271
Infinera Corp.(1)	7,446	49,218
Juniper Networks, Inc.	33,136	1,190,245
Motorola Solutions, Inc.	31,426	15,703,572
NETGEAR, Inc.(1)	15,334	377,216
NetScout Systems, Inc.(1)	384	8,402
Ribbon Communications, Inc.(1)	5,370	20,997
Ubiquiti, Inc.	639	221,407
Viasat, Inc.(1)	27,355	255,222
Viavi Solutions, Inc.(1)	3,120	31,013
		50,176,428

Construction and Engineering — 0.8%
AECOM	9,222	1,078,697
Ameresco, Inc., Class A(1)	23,969	675,207
Arcosa, Inc.	10,561	1,147,347
Argan, Inc.	11,310	1,763,681
Centuri Holdings, Inc.(1)	4,858	96,237
Comfort Systems USA, Inc.	18,304	9,028,814
Concrete Pumping Holdings, Inc.(1)	1,011	6,996
Construction Partners, Inc., Class A(1)	18,626	1,892,588
Dycom Industries, Inc.(1)	13,622	2,467,762
EMCOR Group, Inc.	22,500	11,477,700
Everus Construction Group, Inc.(1)	30,724	1,955,890
Fluor Corp.(1)	41,135	2,308,908
Granite Construction, Inc.	20,122	1,999,523
Great Lakes Dredge & Dock Corp.(1)	34,454	435,154
IES Holdings, Inc.(1)	4,969	1,539,669
Limbach Holdings, Inc.(1)	5,876	584,603
MasTec, Inc.(1)	14,211	2,047,237
Matrix Service Co.(1)	3,188	42,273
MYR Group, Inc.(1)	8,493	1,341,045
Northwest Pipe Co.(1)	1,935	108,486
Orion Group Holdings, Inc.(1)	11,029	96,173
Primoris Services Corp.	34,636	2,899,380
Quanta Services, Inc.	20,537	7,075,407
Sterling Infrastructure, Inc.(1)	22,989	4,470,211
Tutor Perini Corp.(1)	23,423	636,637
Valmont Industries, Inc.	7,818	2,719,569
WillScot Holdings Corp.(1)	24,310	929,614
		60,824,808
Construction Materials — 0.4%
CRH PLC	69,770	7,135,378
Eagle Materials, Inc.	19,757	6,103,332
Knife River Corp.(1)	28,875	2,988,563
Martin Marietta Materials, Inc.	12,708	7,624,800
Summit Materials, Inc., Class A(1)	24,751	1,260,816
U.S. Lime & Minerals, Inc.	4,119	630,207
Vulcan Materials Co.	18,060	5,203,628
		30,946,724
Consumer Finance — 1.2%
Ally Financial, Inc.	137,138	5,482,777
American Express Co.	109,401	33,332,297
Atlanticus Holdings Corp.(1)	921	53,657
Bread Financial Holdings, Inc.	34,116	2,007,044
Capital One Financial Corp.	96,694	18,566,215
Consumer Portfolio Services, Inc.(1)	2,357	24,419
Credit Acceptance Corp.(1)	1,702	847,085
Discover Financial Services	45,941	8,381,017
Encore Capital Group, Inc.(1)	7,620	374,790
Enova International, Inc.(1)	8,008	844,924
EZCORP, Inc., Class A(1)	16,222	207,642
FirstCash Holdings, Inc.	8,219	894,720
Green Dot Corp., Class A(1)	28,823	296,012
LendingClub Corp.(1)	38,223	636,031
Medallion Financial Corp.	3,474	32,725
Moneylion, Inc.(1)	490	44,933

Navient Corp.	38,508	599,955
Nelnet, Inc., Class A	4,698	511,706
NerdWallet, Inc., Class A(1)	4,685	65,590
OneMain Holdings, Inc.	69,692	3,996,836
Oportun Financial Corp.(1)	4,622	18,396
PRA Group, Inc.(1)	10,903	231,144
PROG Holdings, Inc.	32,851	1,598,530
Regional Management Corp.	2,067	63,105
SLM Corp.	146,807	4,019,576
SoFi Technologies, Inc.(1)	187,186	3,071,722
Synchrony Financial	189,745	12,811,582
Upstart Holdings, Inc.(1)(2)	420	33,092
World Acceptance Corp.(1)	983	118,864
		99,166,386
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	24,618	488,667
Andersons, Inc.	22,708	1,084,080
BJ's Wholesale Club Holdings, Inc.(1)	74,057	7,131,689
Casey's General Stores, Inc.	16,849	7,091,576
Chefs' Warehouse, Inc.(1)	2,102	93,980
Costco Wholesale Corp.	79,959	77,710,553
Dollar General Corp.	33,695	2,603,613
Dollar Tree, Inc.(1)	50,598	3,606,119
Grocery Outlet Holding Corp.(1)	18,140	380,940
Ingles Markets, Inc., Class A	7,554	558,241
Kroger Co.	257,495	15,727,795
Maplebear, Inc.(1)	15,503	677,016
Natural Grocers by Vitamin Cottage, Inc.	6,433	302,673
Performance Food Group Co.(1)	39,749	3,507,452
PriceSmart, Inc.	13,619	1,222,169
SpartanNash Co.	18,624	353,483
Sprouts Farmers Market, Inc.(1)	63,500	9,809,480
Sysco Corp.	61,245	4,722,602
Target Corp.	135,259	17,896,118
United Natural Foods, Inc.(1)	39,417	978,724
Village Super Market, Inc., Class A	2,334	75,551
Walmart, Inc.	596,622	55,187,535
Weis Markets, Inc.	6,077	442,588
		211,652,644
Containers and Packaging — 0.5%
Amcor PLC	31,606	336,288
AptarGroup, Inc.	21,902	3,788,170
Ardagh Metal Packaging SA	13,231	48,690
Avery Dennison Corp.	12,236	2,520,004
Ball Corp.	46,656	2,900,137
Berry Global Group, Inc.	13,373	967,002
Crown Holdings, Inc.	12,711	1,170,556
Graphic Packaging Holding Co.	142,812	4,297,213
International Paper Co.	148,961	8,763,376
Myers Industries, Inc.	3,249	37,688
O-I Glass, Inc.(1)	26,330	331,758
Packaging Corp. of America	40,924	10,183,937
Ranpak Holdings Corp.(1)	1,202	9,364
Sealed Air Corp.	25,904	948,086
Smurfit WestRock PLC	105,436	5,801,089

Sonoco Products Co.	34,556	1,792,765
TriMas Corp.	9,637	254,610
		44,150,733
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	231,856
Genuine Parts Co.	29,736	3,768,443
LKQ Corp.	9,040	355,182
Pool Corp.	14,406	5,432,358
		9,787,839
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	293,332
Adtalem Global Education, Inc.(1)	17,357	1,586,603
American Public Education, Inc.(1)	6,456	133,123
Bright Horizons Family Solutions, Inc.(1)	206	23,820
Carriage Services, Inc.	255	10,340
Chegg, Inc.(1)	12,037	25,398
Coursera, Inc.(1)	14,526	115,482
Duolingo, Inc.(1)	3,282	1,143,022
Frontdoor, Inc.(1)	16,864	988,230
Graham Holdings Co., Class B	1,192	1,109,895
Grand Canyon Education, Inc.(1)	15,884	2,614,348
H&R Block, Inc.	29,806	1,766,900
Laureate Education, Inc., Class A(1)	85,071	1,616,349
OneSpaWorld Holdings Ltd.	27,630	524,694
Perdoceo Education Corp.	30,811	845,762
Service Corp. International	22,308	1,976,266
Strategic Education, Inc.	2,835	280,126
Stride, Inc.(1)	15,696	1,677,431
Universal Technical Institute, Inc.(1)	27,748	717,841
		17,448,962
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc.(1)(2)	1,238	29,477
AT&T, Inc.	1,698,884	39,346,153
ATN International, Inc.	4,304	85,133
Cogent Communications Holdings, Inc.	2,295	188,626
Consolidated Communications Holdings, Inc.(1)	5,433	25,372
Frontier Communications Parent, Inc.(1)	128,310	4,466,471
IDT Corp., Class B	10,031	518,001
Iridium Communications, Inc.	43,555	1,294,455
Liberty Global Ltd., Class A(1)	12,666	178,971
Liberty Global Ltd., Class C(1)	18,510	270,616
Liberty Latin America Ltd., Class A(1)	1,802	12,542
Liberty Latin America Ltd., Class C(1)	11,262	77,820
Lumen Technologies, Inc.(1)	52,166	382,898
Shenandoah Telecommunications Co.	17,362	231,436
Sunrise Communications AG, Class A, ADR(1)	4,191	203,305
Verizon Communications, Inc.	891,294	39,519,976
		86,831,252
Electric Utilities — 1.4%
ALLETE, Inc.	13,365	867,121
Alliant Energy Corp.	48,028	3,035,370
American Electric Power Co., Inc.	94,498	9,436,570
Avangrid, Inc.	7,999	288,764
Constellation Energy Corp.	39,869	10,228,791
Duke Energy Corp.	84,254	9,861,931

Edison International	82,376	7,228,494
Entergy Corp.	54,606	8,527,819
Evergy, Inc.	58,366	3,772,195
Eversource Energy	12,031	775,879
Exelon Corp.	119,662	4,733,829
FirstEnergy Corp.	34,016	1,447,381
Genie Energy Ltd., Class B	5,039	76,895
IDACORP, Inc.	4,977	589,625
NextEra Energy, Inc.	76,895	6,049,330
NRG Energy, Inc.	46,835	4,758,904
OGE Energy Corp.	58,443	2,569,154
Otter Tail Corp.	13,404	1,080,898
PG&E Corp.	464,105	10,038,591
Pinnacle West Capital Corp.	38,790	3,634,623
Portland General Electric Co.	36,146	1,732,116
PPL Corp.	139,004	4,855,410
Southern Co.	100,501	8,957,654
TXNM Energy, Inc.	2,183	107,076
Xcel Energy, Inc.	114,245	8,289,617
		112,944,037
Electrical Equipment — 0.8%
Acuity Brands, Inc.	12,613	4,044,863
Allient, Inc.	231	5,999
AMETEK, Inc.	19,080	3,708,770
Array Technologies, Inc.(1)	25,642	172,058
Atkore, Inc.	23,016	2,170,639
Eaton Corp. PLC	27,451	10,305,654
Emerson Electric Co.	35,063	4,649,354
EnerSys	20,378	1,969,738
GE Vernova, Inc.(1)	30,635	10,235,766
Generac Holdings, Inc.(1)	12,900	2,427,780
GrafTech International Ltd.(1)	21,676	42,485
Hubbell, Inc.	6,015	2,767,441
LSI Industries, Inc.	13,515	276,247
NEXTracker, Inc., Class A(1)	34,075	1,300,302
nVent Electric PLC	16,565	1,297,205
Plug Power, Inc.(1)	68,654	153,785
Powell Industries, Inc.	7,237	1,935,029
Preformed Line Products Co.	426	57,945
Regal Rexnord Corp.	15	2,591
Rockwell Automation, Inc.	9,394	2,772,545
Sensata Technologies Holding PLC	171	5,496
Sunrun, Inc.(1)	48,761	562,214
Thermon Group Holdings, Inc.(1)	6,397	201,889
Vertiv Holdings Co., Class A	77,321	9,866,160
Vicor Corp.(1)	290	15,431
		60,947,386
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	429	49,352
Amphenol Corp., Class A	84,864	6,165,370
Arrow Electronics, Inc.(1)	26,548	3,190,008
Avnet, Inc.	32,433	1,774,409
Badger Meter, Inc.	5,563	1,206,170
Bel Fuse, Inc., Class B	6,760	542,017
Belden, Inc.	8,907	1,090,217

Benchmark Electronics, Inc.	18,781	910,691
CDW Corp.	18,542	3,262,094
Cognex Corp.	23,946	957,361
Coherent Corp.(1)	18,839	1,886,914
Corning, Inc.	207,687	10,108,126
Crane NXT Co.	10,249	642,407
CTS Corp.	10,234	561,949
Daktronics, Inc.(1)	27,724	426,950
ePlus, Inc.(1)	17,561	1,419,982
Fabrinet(1)	9,188	2,155,321
FARO Technologies, Inc.(1)	1,827	47,959
Flex Ltd.(1)	206,667	8,053,813
Insight Enterprises, Inc.(1)	17,802	2,785,123
IPG Photonics Corp.(1)	6,456	503,826
Jabil, Inc.	63,439	8,616,919
Keysight Technologies, Inc.(1)	26,942	4,602,771
Kimball Electronics, Inc.(1)	7,064	138,525
Knowles Corp.(1)	19,302	375,617
Littelfuse, Inc.	5,000	1,233,350
Methode Electronics, Inc.	9,256	101,075
Napco Security Technologies, Inc.	12,958	508,342
nLight, Inc.(1)	5,751	62,456
Novanta, Inc.(1)	92	15,362
PC Connection, Inc.	5,972	433,448
Plexus Corp.(1)	11,535	1,896,354
Richardson Electronics Ltd.	2,837	39,945
Rogers Corp.(1)	2,876	297,896
Sanmina Corp.(1)	23,750	1,885,987
ScanSource, Inc.(1)	12,755	642,980
SmartRent, Inc.(1)	15,135	26,789
TD SYNNEX Corp.	19,122	2,275,327
TE Connectivity PLC	70,224	10,612,251
Teledyne Technologies, Inc.(1)	2,454	1,190,828
Trimble, Inc.(1)	2,522	184,030
TTM Technologies, Inc.(1)	45,891	1,118,823
Vishay Intertechnology, Inc.	64,516	1,232,256
Vishay Precision Group, Inc.(1)	3,869	88,871
Vontier Corp.	25,562	1,003,564
Zebra Technologies Corp., Class A(1)	49	19,943
		86,343,768
Energy Equipment and Services — 0.9%
Archrock, Inc.	109,595	2,807,824
Atlas Energy Solutions, Inc.(2)	11,661	274,850
Baker Hughes Co.	318,169	13,983,528
Bristow Group, Inc.(1)	9,379	358,465
Cactus, Inc., Class A	18,551	1,273,712
ChampionX Corp.	113,884	3,524,710
Core Laboratories, Inc.	7,879	160,338
DMC Global, Inc.(1)	3,568	28,722
Expro Group Holdings NV(1)	38,969	541,279
Forum Energy Technologies, Inc.(1)	1,556	23,729
Geospace Technologies Corp.(1)	1,159	12,448
Halliburton Co.	333,343	10,620,308
Helix Energy Solutions Group, Inc.(1)	93,288	997,249
Helmerich & Payne, Inc.	53,441	1,850,662

Innovex International, Inc.(1)	11,194	182,126
KLX Energy Services Holdings, Inc.(1)(2)	8,314	50,133
Kodiak Gas Services, Inc.	19,264	779,036
Liberty Energy, Inc., Class A	102,729	1,890,214
Nabors Industries Ltd.(1)	5,986	439,552
Newpark Resources, Inc.(1)	53,858	450,253
Noble Corp. PLC	21,842	731,052
NOV, Inc.	87,154	1,396,207
Oceaneering International, Inc.(1)	68,583	2,056,118
Oil States International, Inc.(1)	14,957	82,263
Patterson-UTI Energy, Inc.	231,408	1,943,827
ProFrac Holding Corp., Class A(1)(2)	3,704	33,595
ProPetro Holding Corp.(1)	65,743	552,241
Ranger Energy Services, Inc.	7,385	121,852
RPC, Inc.	66,976	431,325
Schlumberger NV	142,701	6,270,282
SEACOR Marine Holdings, Inc.(1)	840	5,771
Select Water Solutions, Inc., Class A	65,376	965,604
Solaris Energy Infrastructure, Inc., Class A	14,903	367,359
TechnipFMC PLC	241,559	7,577,706
TETRA Technologies, Inc.(1)	60,848	234,265
Tidewater, Inc.(1)	25,602	1,324,135
Transocean Ltd.(1)	193,858	852,975
Valaris Ltd.(1)	25,103	1,159,508
Weatherford International PLC	44,990	3,702,677
		70,057,900
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(1)	1	5
Cinemark Holdings, Inc.(1)	23,219	801,520
Electronic Arts, Inc.	28,362	4,642,009
IMAX Corp.(1)	17,693	465,680
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	125,557
Liberty Media Corp.-Liberty Formula One, Class C(1)	24,270	2,144,497
Liberty Media Corp.-Liberty Live, Class A(1)	378	27,099
Liberty Media Corp.-Liberty Live, Class C(1)	663	48,412
Lions Gate Entertainment Corp., Class A(1)	5,840	48,122
Lions Gate Entertainment Corp., Class B(1)	13,606	100,276
Live Nation Entertainment, Inc.(1)	13,992	1,934,394
Madison Square Garden Entertainment Corp.(1)	2,023	74,831
Madison Square Garden Sports Corp.(1)	8	1,840
Marcus Corp.	12,536	283,815
Netflix, Inc.(1)	47,201	41,858,319
Playstudios, Inc.(1)	11,056	21,227
Roku, Inc.(1)	19,273	1,330,415
Sphere Entertainment Co.(1)	8,180	336,607
Spotify Technology SA(1)	4,993	2,381,461
Take-Two Interactive Software, Inc.(1)	12,766	2,404,859
Walt Disney Co.	119,192	14,001,484
Warner Bros Discovery, Inc.(1)	385,588	4,040,962
		77,073,391
Financial Services — 3.1%
Acacia Research Corp.(1)	1,942	8,836
Affirm Holdings, Inc.(1)	36,812	2,577,208
Alerus Financial Corp.	5,490	121,000
Apollo Global Management, Inc.	55,860	9,777,176

Berkshire Hathaway, Inc., Class B(1)	111,805	54,004,051
Block, Inc.(1)	38,643	3,421,838
Cannae Holdings, Inc.	17,586	381,616
Cass Information Systems, Inc.	5,178	232,337
Corebridge Financial, Inc.	55,613	1,800,193
Corpay, Inc.(1)	7,675	2,925,556
Enact Holdings, Inc.	11,574	407,520
Equitable Holdings, Inc.	156,475	7,546,789
Essent Group Ltd.	44,693	2,582,361
Euronet Worldwide, Inc.(1)	6,504	683,765
EVERTEC, Inc.	13,003	468,108
Federal Agricultural Mortgage Corp., Class C	6,106	1,303,448
Fidelity National Information Services, Inc.	32,619	2,782,401
Fiserv, Inc.(1)	25,886	5,719,771
International Money Express, Inc.(1)	16,072	338,637
Jack Henry & Associates, Inc.	15,815	2,786,287
Jackson Financial, Inc., Class A	55,192	5,529,686
loanDepot, Inc., Class A(1)	4,466	10,048
Marqeta, Inc., Class A(1)	86,870	337,056
Mastercard, Inc., Class A	93,339	49,744,087
Merchants Bancorp	10,944	451,768
MGIC Investment Corp.	138,377	3,633,780
Mr. Cooper Group, Inc.(1)	22,516	2,221,654
NCR Atleos Corp.(1)	7,110	233,279
NewtekOne, Inc.	11,259	163,255
NMI Holdings, Inc., Class A(1)	54,944	2,197,211
Onity Group, Inc.(1)	2,159	66,648
Pagseguro Digital Ltd., Class A(1)	31,202	229,023
Payoneer Global, Inc.(1)	206,659	2,254,650
PayPal Holdings, Inc.(1)	168,317	14,604,866
PennyMac Financial Services, Inc.	10,399	1,114,045
Radian Group, Inc.	72,321	2,588,369
Repay Holdings Corp.(1)	2,397	19,368
Shift4 Payments, Inc., Class A(1)	117	13,347
Toast, Inc., Class A(1)	29,605	1,289,002
Velocity Financial, Inc.(1)	504	10,312
Visa, Inc., Class A	177,641	55,971,126
Voya Financial, Inc.	31,062	2,578,146
Walker & Dunlop, Inc.	20,904	2,303,203
Waterstone Financial, Inc.	4,082	61,597
Western Union Co.	81,383	896,027
WEX, Inc.(1)	40	7,546
		248,397,997
Food Products — 0.7%
Alico, Inc.	400	10,720
Archer-Daniels-Midland Co.	138,289	7,550,579
B&G Foods, Inc.	46,649	311,615
BRC, Inc., Class A(1)(2)	12,543	39,385
Bunge Global SA	66,315	5,951,108
Calavo Growers, Inc.	9,502	263,300
Cal-Maine Foods, Inc.	23,456	2,289,540
Campbell's Co.	10,596	489,535
Conagra Brands, Inc.	1,461	40,251
Darling Ingredients, Inc.(1)	35,815	1,451,582
Dole PLC	54,934	827,855

Flowers Foods, Inc.	117,990	2,668,934
Fresh Del Monte Produce, Inc.	9,281	313,234
Freshpet, Inc.(1)	3,333	510,116
General Mills, Inc.	15,838	1,049,426
Hershey Co.	26,780	4,716,761
Hormel Foods Corp.	30,596	992,228
Ingredion, Inc.	33,403	4,921,598
J&J Snack Foods Corp.	2,959	514,245
J.M. Smucker Co.	103	12,132
John B Sanfilippo & Son, Inc.	4,484	387,193
Kellanova	392	31,866
Kraft Heinz Co.	110,754	3,540,805
Lamb Weston Holdings, Inc.	27,471	2,121,860
Lancaster Colony Corp.	4,552	845,944
Lifeway Foods, Inc.(1)	2,259	55,233
Limoneira Co.	1,913	53,181
Mama's Creations, Inc.(1)	11,655	113,869
McCormick & Co., Inc.	2,215	173,678
Mission Produce, Inc.(1)	11,592	154,174
Mondelez International, Inc., Class A	90,509	5,878,560
Pilgrim's Pride Corp.(1)	18,797	970,113
Seaboard Corp.	91	237,872
Seneca Foods Corp., Class A(1)	1,556	112,188
Simply Good Foods Co.(1)	17,280	687,571
Tootsie Roll Industries, Inc.	2,795	92,515
Tyson Foods, Inc., Class A	50,499	3,257,186
Utz Brands, Inc.	463	8,061
Vital Farms, Inc.(1)	12,006	398,599
WK Kellogg Co.	47,906	996,445
		55,041,057
Gas Utilities — 0.2%
Atmos Energy Corp.	30,941	4,681,992
Chesapeake Utilities Corp.	60	7,905
MDU Resources Group, Inc.	122,899	2,462,896
National Fuel Gas Co.	35,723	2,285,200
New Jersey Resources Corp.	24,389	1,257,985
Northwest Natural Holding Co.	13,229	579,695
ONE Gas, Inc.	16,102	1,255,473
Southwest Gas Holdings, Inc.	19,734	1,542,409
Spire, Inc.	14,042	1,027,734
Star Group LP	932	11,799
UGI Corp.	41,892	1,272,260
		16,385,348
Ground Transportation — 1.6%
ArcBest Corp.	13,087	1,508,669
Covenant Logistics Group, Inc.	3,574	207,578
CSX Corp.	568,366	20,773,777
Heartland Express, Inc.	17,092	218,265
Hertz Global Holdings, Inc.(1)(2)	61,926	304,676
JB Hunt Transport Services, Inc.	35,805	6,771,084
Knight-Swift Transportation Holdings, Inc.	46,248	2,745,281
Landstar System, Inc.	19,748	3,671,548
Lyft, Inc., Class A(1)	9,285	161,188
Marten Transport Ltd.	27,096	470,928
Norfolk Southern Corp.	62,783	17,318,691

Old Dominion Freight Line, Inc.	59,494	13,394,479
PAMT Corp.(1)	1,111	21,076
RXO, Inc.(1)	461	13,899
Ryder System, Inc.	26,493	4,473,078
Saia, Inc.(1)	11,632	6,619,539
Schneider National, Inc., Class B	17,303	581,554
Uber Technologies, Inc.(1)	97,251	6,998,182
U-Haul Holding Co.(1)(2)	2,660	187,982
U-Haul Holding Co.	39,664	2,476,620
Union Pacific Corp.	130,433	31,911,738
Universal Logistics Holdings, Inc.	3,850	200,623
Werner Enterprises, Inc.	39,075	1,597,386
XPO, Inc.(1)	21,123	3,219,356
		125,847,197
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	125,277	14,879,149
Align Technology, Inc.(1)	11,565	2,691,985
AngioDynamics, Inc.(1)	3,255	22,557
Avanos Medical, Inc.(1)	9,112	174,586
Baxter International, Inc.	7,683	258,994
Becton Dickinson & Co.	15,286	3,391,963
Bioventus, Inc., Class A(1)	7,675	94,326
Boston Scientific Corp.(1)	99,257	8,998,640
Cooper Cos., Inc.(1)	30,288	3,163,884
CVRx, Inc.(1)	180	2,758
Dentsply Sirona, Inc.	25,698	504,966
Dexcom, Inc.(1)	54,782	4,272,448
Edwards Lifesciences Corp.(1)	74,186	5,293,171
Enovis Corp.(1)	10,495	512,261
Envista Holdings Corp.(1)	683	15,224
GE HealthCare Technologies, Inc.	23,396	1,947,015
Globus Medical, Inc., Class A(1)	25,206	2,157,886
Haemonetics Corp.(1)	9,875	863,766
Hologic, Inc.(1)	27,236	2,165,262
ICU Medical, Inc.(1)	3,101	508,440
IDEXX Laboratories, Inc.(1)	17,722	7,474,254
Inogen, Inc.(1)	2,676	25,984
Inspire Medical Systems, Inc.(1)	807	155,557
Insulet Corp.(1)	3,050	813,679
Integer Holdings Corp.(1)	5,027	706,294
Integra LifeSciences Holdings Corp.(1)	12,015	295,329
Intuitive Surgical, Inc.(1)	26,360	14,287,120
iRadimed Corp.	1,823	98,314
Lantheus Holdings, Inc.(1)	19,146	1,709,163
LivaNova PLC(1)	5,404	283,710
Masimo Corp.(1)	8,413	1,451,579
Medtronic PLC	91,947	7,957,093
Merit Medical Systems, Inc.(1)	818	84,990
Neogen Corp.(1)	8,822	125,096
Nevro Corp.(1)	2,883	13,262
Omnicell, Inc.(1)	7,057	328,786
OraSure Technologies, Inc.(1)	46,373	176,217
Orthofix Medical, Inc.(1)	5,334	104,173
Penumbra, Inc.(1)	2,823	689,151
Pulmonx Corp.(1)	2,904	18,731

QuidelOrtho Corp.(1)	23,003	943,123
ResMed, Inc.	15,873	3,952,694
Sight Sciences, Inc.(1)	3,566	14,228
Solventum Corp.(1)	725	51,845
STERIS PLC	9,650	2,113,929
Stryker Corp.	20,202	7,922,214
Teleflex, Inc.	6,653	1,283,031
UFP Technologies, Inc.(1)	1,290	416,567
Utah Medical Products, Inc.	646	42,152
Varex Imaging Corp.(1)	6,506	108,520
Zimmer Biomet Holdings, Inc.	29,765	3,336,657
Zimvie, Inc.(1)	16,675	246,123
Zynex, Inc.(1)(2)	5,148	42,831
		109,191,677
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	14,409	585,438
Addus HomeCare Corp.(1)	1,740	213,742
agilon health, Inc.(1)	2,304	4,815
Amedisys, Inc.(1)	454	41,500
AMN Healthcare Services, Inc.(1)	9,940	258,738
Astrana Health, Inc.(1)	21,735	940,039
Brookdale Senior Living, Inc.(1)	105,432	598,854
Cardinal Health, Inc.	17,284	2,112,796
Castle Biosciences, Inc.(1)	4,009	121,392
Cencora, Inc.	26,740	6,726,447
Centene Corp.(1)	127,896	7,673,760
Chemed Corp.	2,552	1,460,739
Cigna Group	14,877	5,025,451
Clover Health Investments Corp.(1)	44,497	154,850
Community Health Systems, Inc.(1)	7,381	25,391
CorVel Corp.(1)	3,678	1,343,941
Cross Country Healthcare, Inc.(1)	17,851	192,077
CVS Health Corp.	54,849	3,282,713
DaVita, Inc.(1)	6,428	1,068,141
Elevance Health, Inc.	28,460	11,582,082
Encompass Health Corp.	18,948	1,950,507
Ensign Group, Inc.	22,343	3,266,770
Fulgent Genetics, Inc.(1)	7,703	140,965
HCA Healthcare, Inc.	12,511	4,093,849
HealthEquity, Inc.(1)	4,182	424,640
Henry Schein, Inc.(1)	2,946	226,989
Hims & Hers Health, Inc.(1)	2,665	85,866
Humana, Inc.	8,401	2,489,888
Joint Corp.(1)	4,147	48,271
Labcorp Holdings, Inc.	7,008	1,690,049
McKesson Corp.	8,466	5,320,881
ModivCare, Inc.(1)	4,262	80,083
Molina Healthcare, Inc.(1)	10,538	3,139,270
National HealthCare Corp.	4,555	570,286
National Research Corp.	4,055	79,721
NeoGenomics, Inc.(1)	2,080	36,878
Option Care Health, Inc.(1)	1,097	26,109
Owens & Minor, Inc.(1)	17,168	231,253
Patterson Cos., Inc.	42,514	913,626
Premier, Inc., Class A	42,773	979,502
Tenet Healthcare Corp.(1)	8,718	1,243,884

UnitedHealth Group, Inc.	45,684	27,876,377
Universal Health Services, Inc., Class B	18,430	3,778,150
		102,106,720
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	16,283	862,999
Health Catalyst, Inc.(1)	9,505	83,929
HealthStream, Inc.	3,987	131,970
Teladoc Health, Inc.(1)	17,977	215,364
Veeva Systems, Inc., Class A(1)	14,216	3,239,116
		4,533,378
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	28,465	329,055
Airbnb, Inc., Class A(1)	45,912	6,249,082
Aramark	21,434	872,149
BJ's Restaurants, Inc.(1)	12,766	490,725
Bloomin' Brands, Inc.	48,140	671,072
Booking Holdings, Inc.	3,045	15,840,029
Boyd Gaming Corp.	39,915	2,947,723
Brinker International, Inc.(1)	6,816	901,552
Caesars Entertainment, Inc.(1)	285	10,970
Carnival Corp.(1)	487,416	12,394,989
Cava Group, Inc.(1)	4,249	598,684
Century Casinos, Inc.(1)	2,996	13,182
Cheesecake Factory, Inc.	33,831	1,713,202
Chipotle Mexican Grill, Inc.(1)	331,510	20,394,495
Choice Hotels International, Inc.	8,521	1,288,716
Churchill Downs, Inc.	16,945	2,408,054
Cracker Barrel Old Country Store, Inc.(2)	14,041	780,118
Darden Restaurants, Inc.	47,707	8,409,313
Dave & Buster's Entertainment, Inc.(1)	7,691	302,410
Denny's Corp.(1)	92	604
DoorDash, Inc., Class A(1)	27,074	4,886,315
Dutch Bros, Inc., Class A(1)	3,864	207,613
Everi Holdings, Inc.(1)	15,856	213,580
Expedia Group, Inc.(1)	17,123	3,161,248
Flutter Entertainment PLC(1)	494	136,502
Full House Resorts, Inc.(1)	13,068	61,681
Golden Entertainment, Inc.	10,528	355,215
Hilton Worldwide Holdings, Inc.	17,089	4,331,036
Hyatt Hotels Corp., Class A	9,858	1,556,973
International Game Technology PLC	11,741	225,779
Las Vegas Sands Corp.	72,285	3,835,442
Life Time Group Holdings, Inc.(1)	27,299	662,547
Light & Wonder, Inc., Class A(1)	9,593	911,719
Lindblad Expeditions Holdings, Inc.(1)	78	1,034
Marriott International, Inc., Class A	23,648	6,836,400
Marriott Vacations Worldwide Corp.	5	496
McDonald's Corp.	38,962	11,533,142
MGM Resorts International(1)	29,960	1,148,666
Monarch Casino & Resort, Inc.	7,377	619,742
Norwegian Cruise Line Holdings Ltd.(1)	214,101	5,757,176
ONE Group Hospitality, Inc.(1)	5,041	17,795
Papa John's International, Inc.	11	548
Playa Hotels & Resorts NV(1)	70,987	694,963
PlayAGS, Inc.(1)	1,675	19,463

Potbelly Corp.(1)	13,486	140,254
RCI Hospitality Holdings, Inc.	3,219	168,869
Red Rock Resorts, Inc., Class A	17,319	867,509
Royal Caribbean Cruises Ltd.	96,352	23,515,669
Rush Street Interactive, Inc.(1)	5,066	73,052
Shake Shack, Inc., Class A(1)	9,497	1,270,034
Six Flags Entertainment Corp.	3,562	164,529
Starbucks Corp.	67,461	6,912,054
Super Group SGHC Ltd.	91,641	609,413
Target Hospitality Corp.(1)	18,950	156,716
Texas Roadhouse, Inc.	36,047	7,399,368
United Parks & Resorts, Inc.(1)	298	17,475
Vail Resorts, Inc.	1,269	227,456
Wendy's Co.	29,021	532,826
Wyndham Hotels & Resorts, Inc.	10,146	996,134
Yum! Brands, Inc.	19,799	2,750,873
		169,593,430
Household Durables — 1.3%
Bassett Furniture Industries, Inc.(2)	1,060	16,144
Beazer Homes USA, Inc.(1)	12,254	428,277
Cavco Industries, Inc.(1)	3,808	1,959,216
Century Communities, Inc.	8,847	799,415
Cricut, Inc., Class A	12,293	63,801
DR Horton, Inc.	73,092	12,336,468
Ethan Allen Interiors, Inc.	12,793	393,129
Garmin Ltd.	35,129	7,468,426
Green Brick Partners, Inc.(1)	13,024	930,695
Hamilton Beach Brands Holding Co., Class A	201	3,893
Helen of Troy Ltd.(1)	8,577	628,952
Hooker Furnishings Corp.	3,984	74,620
Hovnanian Enterprises, Inc., Class A(1)	3,411	670,637
Installed Building Products, Inc.	11,978	2,739,848
KB Home	40,651	3,363,464
Landsea Homes Corp.(1)	3,310	37,833
La-Z-Boy, Inc.	20,690	936,636
Legacy Housing Corp.(1)	2,643	69,167
Leggett & Platt, Inc.	16,511	207,874
Lennar Corp., B Shares	3,401	560,587
Lennar Corp., Class A	87,024	15,176,115
LGI Homes, Inc.(1)	4,763	521,501
Lifetime Brands, Inc.	645	3,799
Lovesac Co.(1)	8,296	312,925
M/I Homes, Inc.(1)	18,603	3,070,053
Meritage Homes Corp.	16,947	3,238,063
Mohawk Industries, Inc.(1)	25,148	3,491,297
NVR, Inc.(1)	1,373	12,680,451
PulteGroup, Inc.	87,153	11,789,186
SharkNinja, Inc.(1)	5,272	530,100
Sonos, Inc.(1)	55,995	762,092
Taylor Morrison Home Corp.(1)	23,752	1,754,560
Tempur Sealy International, Inc.	35,280	1,974,974
Toll Brothers, Inc.	47,267	7,807,090
TopBuild Corp.(1)	4,254	1,661,783
Tri Pointe Homes, Inc.(1)	45,846	1,995,676

Universal Electronics, Inc.(1)	2,028	23,484
Worthington Enterprises, Inc.	16,343	668,756
		101,150,987
Household Products — 0.8%
Central Garden & Pet Co.(1)	4,555	181,061
Central Garden & Pet Co., Class A(1)	25,051	846,473
Church & Dwight Co., Inc.	30,646	3,375,044
Clorox Co.	23,460	3,921,808
Colgate-Palmolive Co.	133,524	12,902,424
Energizer Holdings, Inc.	13,708	522,412
Kimberly-Clark Corp.	70,358	9,804,387
Oil-Dri Corp. of America	1,883	130,153
Procter & Gamble Co.	165,553	29,677,031
Reynolds Consumer Products, Inc.	3,699	102,425
Spectrum Brands Holdings, Inc.	7,339	674,821
WD-40 Co.	5,104	1,414,268
		63,552,307
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	325,237	4,241,090
Clearway Energy, Inc., Class A	6,660	185,215
Clearway Energy, Inc., Class C	16,432	484,580
Montauk Renewables, Inc.(1)	7,801	34,480
NextEra Energy Partners LP	17,008	297,130
Ormat Technologies, Inc.	12,578	1,026,616
Sunnova Energy International, Inc.(1)(2)	19,494	107,997
Vistra Corp.	82,868	13,245,621
		19,622,729
Industrial Conglomerates — 0.3%
3M Co.	82,798	11,056,017
Honeywell International, Inc.	49,517	11,533,995
		22,590,012
Insurance — 4.1%
Aflac, Inc.	142,276	16,219,464
Allstate Corp.	79,939	16,578,549
Ambac Financial Group, Inc.(1)	22,305	286,396
American Coastal Insurance Corp., Class C(1)	4,733	64,984
American Financial Group, Inc.	33,076	4,857,541
American International Group, Inc.	215,814	16,591,780
AMERISAFE, Inc.	7,140	421,403
Aon PLC, Class A	17,809	6,972,936
Arch Capital Group Ltd.	119,441	12,030,098
Arthur J Gallagher & Co.	15,280	4,771,027
Assurant, Inc.	19,914	4,522,469
Assured Guaranty Ltd.	17,457	1,628,389
Axis Capital Holdings Ltd.	49,133	4,571,334
Bowhead Specialty Holdings, Inc.(1)	3,972	146,328
Brighthouse Financial, Inc.(1)	40,200	2,101,254
Chubb Ltd.	55,824	16,118,064
Cincinnati Financial Corp.	35,964	5,748,126
CNA Financial Corp.	5,092	256,840
CNO Financial Group, Inc.	66,691	2,660,971
Crawford & Co., Class A	3,842	45,528
Crawford & Co., Class B	44	491
Donegal Group, Inc., Class A	1,311	21,815
eHealth, Inc.(1)	1,340	7,571

Employers Holdings, Inc.	10,213	544,966
Enstar Group Ltd.(1)	5,178	1,681,297
Erie Indemnity Co., Class A	4,548	2,003,667
Everest Group Ltd.	17,630	6,832,683
F&G Annuities & Life, Inc.	6,991	337,875
Fidelis Insurance Holdings Ltd.	29,321	601,960
Fidelity National Financial, Inc.	91,787	5,818,378
First American Financial Corp.	29,173	2,046,486
Genworth Financial, Inc., Class A(1)	144,655	1,128,309
Globe Life, Inc.	37,016	4,117,660
Goosehead Insurance, Inc., Class A(1)	16,305	2,056,387
Greenlight Capital Re Ltd., A Shares(1)	7,265	108,466
Hamilton Insurance Group Ltd., Class B(1)	3,316	63,269
Hanover Insurance Group, Inc.	8,752	1,444,168
Hartford Financial Services Group, Inc.	128,021	15,786,270
HCI Group, Inc.	4,777	582,173
Heritage Insurance Holdings, Inc.(1)	10,078	125,270
Hippo Holdings, Inc.(1)	1,136	37,533
Horace Mann Educators Corp.	12,757	534,136
Investors Title Co.	30	8,595
James River Group Holdings Ltd.	6,403	30,030
Kemper Corp.	11,072	791,537
Kinsale Capital Group, Inc.	6,482	3,295,708
Lemonade, Inc.(1)	11,302	585,557
Lincoln National Corp.	39,297	1,396,615
Loews Corp.	57,282	4,968,068
Markel Group, Inc.(1)	4,012	7,153,075
Marsh & McLennan Cos., Inc.	32,040	7,472,689
Mercury General Corp.	13,328	1,052,379
MetLife, Inc.	158,868	14,016,924
Old Republic International Corp.	99,717	3,885,972
Oscar Health, Inc., Class A(1)	113,599	1,968,671
Palomar Holdings, Inc.(1)	17,456	1,890,485
Primerica, Inc.	20,002	6,055,606
Principal Financial Group, Inc.	74,772	6,511,893
ProAssurance Corp.(1)	12,114	202,546
Progressive Corp.	140,847	37,870,941
Prudential Financial, Inc.	113,331	14,666,165
Reinsurance Group of America, Inc.	27,122	6,194,665
RenaissanceRe Holdings Ltd.	20,576	5,887,822
RLI Corp.	10,432	1,834,989
Ryan Specialty Holdings, Inc.	6,506	490,552
Safety Insurance Group, Inc.	3,896	334,433
Selective Insurance Group, Inc.	15,299	1,561,875
Selectquote, Inc.(1)	16,227	48,519
SiriusPoint Ltd.(1)	67,460	1,040,233
Skyward Specialty Insurance Group, Inc.(1)	15,929	861,918
Stewart Information Services Corp.	7,044	528,934
Tiptree, Inc.	3,227	73,543
Travelers Cos., Inc.	79,911	21,259,522
Trupanion, Inc.(1)(2)	3,557	189,624
United Fire Group, Inc.	6,970	213,282
Universal Insurance Holdings, Inc.	14,286	323,292
Unum Group	69,726	5,361,929
W.R. Berkley Corp.	92,584	5,976,297

White Mountains Insurance Group Ltd.	683	1,372,823
Willis Towers Watson PLC	351	113,022
		329,965,041
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A	705,111	119,128,503
Alphabet, Inc., Class C	579,108	98,732,123
Cargurus, Inc.(1)	41,499	1,569,492
Cars.com, Inc.(1)	35,541	706,200
IAC, Inc.(1)	15,117	715,488
Match Group, Inc.(1)	1,645	53,857
Meta Platforms, Inc., Class A	328,613	188,729,018
Nextdoor Holdings, Inc.(1)	6,500	15,795
Pinterest, Inc., Class A(1)	52,390	1,588,465
Reddit, Inc., Class A(1)	4,052	570,076
Shutterstock, Inc.	5,490	173,923
Taboola.com Ltd.(1)	23,043	82,033
TrueCar, Inc.(1)	11,316	48,206
Vimeo, Inc.(1)	3,754	24,514
Yelp, Inc.(1)	16,555	632,732
Ziff Davis, Inc.(1)	6,343	373,286
ZipRecruiter, Inc., Class A(1)	19,275	170,776
		413,314,487
IT Services — 0.9%
Accenture PLC, Class A	57,198	20,726,839
Akamai Technologies, Inc.(1)	24,159	2,271,429
Amdocs Ltd.	14,359	1,245,212
Applied Digital Corp.(1)	13,542	136,774
Cognizant Technology Solutions Corp., Class A	112,399	9,046,996
DXC Technology Co.(1)	121,655	2,737,238
EPAM Systems, Inc.(1)	9,813	2,393,587
Gartner, Inc.(1)	13,430	6,955,800
Globant SA(1)	5,064	1,153,377
GoDaddy, Inc., Class A(1)	21,327	4,213,575
Grid Dynamics Holdings, Inc.(1)	7,854	143,728
Hackett Group, Inc.	5,975	187,257
International Business Machines Corp.	64,578	14,685,683
Kyndryl Holdings, Inc.(1)	136,676	4,744,024
MongoDB, Inc.(1)	30	9,675
Okta, Inc.(1)	177	13,728
Snowflake, Inc., Class A(1)	8,478	1,481,954
Twilio, Inc., Class A(1)	18,316	1,914,755
VeriSign, Inc.(1)	5,207	974,646
		75,036,277
Leisure Products — 0.2%
Acushnet Holdings Corp.	16,593	1,213,114
Brunswick Corp.	34,996	2,817,528
Clarus Corp.	2,005	9,103
Funko, Inc., Class A(1)	17,620	207,035
Hasbro, Inc.	8,793	572,864
JAKKS Pacific, Inc.(1)	5,528	161,031
Johnson Outdoors, Inc., Class A	538	18,109
Latham Group, Inc.(1)	2,386	15,819
Malibu Boats, Inc., Class A(1)	10,068	436,448
Marine Products Corp.	1,008	9,969
MasterCraft Boat Holdings, Inc.(1)	9,719	206,043

Mattel, Inc.(1)	91,808	1,746,188
Polaris, Inc.	31,482	2,172,258
Revelyst, Inc.(1)	39,163	740,181
Smith & Wesson Brands, Inc.	28,657	389,162
Sturm Ruger & Co., Inc.	8,453	321,975
Topgolf Callaway Brands Corp.(1)	27,663	232,922
YETI Holdings, Inc.(1)	50,458	2,036,989
		13,306,738
Life Sciences Tools and Services — 0.5%
AbCellera Biologics, Inc.(1)(2)	64,811	195,081
Agilent Technologies, Inc.	28,642	3,951,737
Avantor, Inc.(1)	6,382	134,405
Azenta, Inc.(1)	19,159	885,337
Bio-Rad Laboratories, Inc., Class A(1)	3,594	1,223,865
Bio-Techne Corp.	6,398	482,153
Bruker Corp.	19,924	1,154,596
Charles River Laboratories International, Inc.(1)	1,759	350,147
CryoPort, Inc.(1)	6,994	49,518
Cytek Biosciences, Inc.(1)	11,447	74,749
Danaher Corp.	40,583	9,727,339
IQVIA Holdings, Inc.(1)	11,516	2,312,873
Lifecore Biomedical, Inc.(1)	1,900	14,079
MaxCyte, Inc.(1)	13,261	47,077
Medpace Holdings, Inc.(1)	5,042	1,717,456
Mettler-Toledo International, Inc.(1)	2,810	3,515,872
OmniAb, Inc.(1)	9,108	35,612
OmniAb, Inc.(1)	1,555	319
OmniAb, Inc.(1)	1,555	206
Quanterix Corp.(1)	7,397	91,205
Repligen Corp.(1)	4,779	719,431
Revvity, Inc.	3,402	395,108
Seer, Inc.(1)	6,973	17,223
Sotera Health Co.(1)	15,535	204,596
Standard BioTools, Inc.(1)	22,912	42,158
Thermo Fisher Scientific, Inc.	17,356	9,192,258
Waters Corp.(1)	9,587	3,688,311
West Pharmaceutical Services, Inc.	10,409	3,390,003
		43,612,714
Machinery — 2.8%
3D Systems Corp.(1)	11,227	33,344
AGCO Corp.	32,669	3,306,429
Alamo Group, Inc.	2,289	457,686
Albany International Corp., Class A	7,525	623,822
Allison Transmission Holdings, Inc.	14,050	1,664,925
Astec Industries, Inc.	5,277	203,745
Atmus Filtration Technologies, Inc.	37,330	1,616,016
Blue Bird Corp.(1)	26,312	1,069,583
Caterpillar, Inc.	110,092	44,709,462
Chart Industries, Inc.(1)	2,012	388,819
Commercial Vehicle Group, Inc.(1)	12,092	29,142
Crane Co.	7,908	1,439,889
Cummins, Inc.	49,868	18,702,495
Deere & Co.	63,141	29,417,392
Donaldson Co., Inc.	58,263	4,547,427
Douglas Dynamics, Inc.	6,559	169,813

Dover Corp.	9,847	2,027,497
Enerpac Tool Group Corp.	15,562	751,022
Enpro, Inc.	4,877	922,241
Esab Corp.	3,491	450,618
ESCO Technologies, Inc.	4,628	686,841
Federal Signal Corp.	7,975	776,845
Flowserve Corp.	22,741	1,387,656
Fortive Corp.	1,139	90,357
Franklin Electric Co., Inc.	17,860	1,934,238
Gates Industrial Corp. PLC(1)	45,629	1,011,139
Gorman-Rupp Co.	3,765	160,389
Graco, Inc.	43,241	3,938,390
Graham Corp.(1)	4,388	196,670
Greenbrier Cos., Inc.	20,324	1,382,032
Helios Technologies, Inc.	5,200	272,064
Hillman Solutions Corp.(1)	44,497	507,266
Hyster-Yale, Inc.	7,752	435,972
IDEX Corp.	5,196	1,198,353
Illinois Tool Works, Inc.	37,144	10,308,203
Ingersoll Rand, Inc.	39,347	4,098,777
ITT, Inc.	22,654	3,536,742
John Bean Technologies Corp.	4,413	556,126
Kadant, Inc.	2,711	1,119,074
Kennametal, Inc.	47,580	1,365,546
L.B. Foster Co., Class A(1)	3,876	111,357
Lincoln Electric Holdings, Inc.	21,257	4,644,229
Lindsay Corp.	5,292	702,619
Luxfer Holdings PLC	11,913	171,071
Manitowoc Co., Inc.(1)	8,155	86,688
Mayville Engineering Co., Inc.(1)	2,607	43,928
Middleby Corp.(1)	6,748	967,596
Miller Industries, Inc.	2,564	188,762
Mueller Industries, Inc.	64,958	5,246,658
Mueller Water Products, Inc., Class A	90,286	2,260,761
NN, Inc.(1)	5,501	21,949
Nordson Corp.	10	2,610
Omega Flex, Inc.	433	21,399
Oshkosh Corp.	14,463	1,643,141
Otis Worldwide Corp.	28,942	2,980,447
PACCAR, Inc.	169,217	19,798,389
Parker-Hannifin Corp.	11,298	7,941,364
Park-Ohio Holdings Corp.	1,873	60,254
Pentair PLC	88	9,591
Proto Labs, Inc.(1)	5,886	242,444
RBC Bearings, Inc.(1)	3,238	1,085,086
REV Group, Inc.	20,331	630,668
Shyft Group, Inc.	7,730	108,993
Snap-on, Inc.	16,811	6,214,859
SPX Technologies, Inc.(1)	5,819	1,026,704
Standex International Corp.	3,611	750,691
Stanley Black & Decker, Inc.	7,733	691,717
Symbotic, Inc.(1)(2)	1,225	32,952
Taylor Devices, Inc.(1)	300	14,424
Tennant Co.	11,337	1,001,851
Terex Corp.	34,608	1,896,172

Timken Co.	27,011	2,092,002
Titan International, Inc.(1)	33,568	245,718
Toro Co.	20,414	1,777,651
Trinity Industries, Inc.	48,567	1,830,976
Wabash National Corp.	12,688	251,603
Watts Water Technologies, Inc., Class A	6,187	1,335,093
Westinghouse Air Brake Technologies Corp.	14,793	2,967,772
Xylem, Inc.	19,568	2,480,244
		221,074,480
Marine Transportation — 0.1%
Costamare, Inc.	22,324	294,677
Genco Shipping & Trading Ltd.	20,706	328,604
Kirby Corp.(1)	20,677	2,615,847
Matson, Inc.	22,686	3,475,041
Pangaea Logistics Solutions Ltd.	12,909	71,000
Safe Bulkers, Inc.	36,512	141,301
Star Bulk Carriers Corp.	13,608	235,691
		7,162,161
Media — 0.7%
Advantage Solutions, Inc.(1)	21,779	77,533
AMC Networks, Inc., Class A(1)(2)	22,917	215,878
Boston Omaha Corp., Class A(1)	3,267	49,887
Cable One, Inc.	2,681	1,126,610
Charter Communications, Inc., Class A(1)	10,165	4,035,149
Comcast Corp., Class A	748,754	32,338,685
EchoStar Corp., Class A(1)	65,298	1,651,386
Entravision Communications Corp., Class A	25,921	63,247
Fox Corp., Class A	100,821	4,750,686
Fox Corp., Class B	49,682	2,222,276
Gambling.com Group Ltd.(1)	3,902	51,741
Gannett Co., Inc.(1)	3,698	19,193
Ibotta, Inc., Class A(1)(2)	2,344	171,440
Interpublic Group of Cos., Inc.	6,410	197,492
Liberty Broadband Corp., Class A(1)	1,489	126,074
Liberty Broadband Corp., Class C(1)	22,810	1,942,043
Magnite, Inc.(1)	799	13,415
New York Times Co., Class A	38,975	2,114,784
News Corp., Class A	66,873	1,962,723
News Corp., Class B	18,329	588,178
Nexstar Media Group, Inc., Class A	5,133	875,638
Paramount Global, Class B	81,642	885,816
PubMatic, Inc., Class A(1)	18,202	290,322
Scholastic Corp.	9,903	261,241
Sinclair, Inc.	3,662	67,088
Sirius XM Holdings, Inc.	121	3,261
Thryv Holdings, Inc.(1)	2,255	35,674
Trade Desk, Inc., Class A(1)	28,588	3,674,987
WideOpenWest, Inc.(1)	17,716	94,072
		59,906,519
Metals and Mining — 1.1%
Alcoa Corp.	62,060	2,881,446
Alpha Metallurgical Resources, Inc.	7,666	1,882,540
Arch Resources, Inc.	11,832	2,034,157
ATI, Inc.(1)	83,192	5,005,663
Caledonia Mining Corp. PLC	716	7,547

Carpenter Technology Corp.	15,398	2,987,828
Century Aluminum Co.(1)	27,916	637,322
Cleveland-Cliffs, Inc.(1)	267,524	3,330,674
Coeur Mining, Inc.(1)	165,565	1,069,550
Commercial Metals Co.	61,463	3,791,653
Compass Minerals International, Inc.	17,922	276,536
Freeport-McMoRan, Inc.	320,882	14,182,984
Gatos Silver, Inc.(1)	13,616	210,503
Hecla Mining Co.	145,967	805,738
Kaiser Aluminum Corp.	12,040	978,611
Materion Corp.	6,451	745,865
McEwen Mining, Inc.(1)	5,857	48,965
Metallus, Inc.(1)	19,743	329,116
Metals Acquisition Ltd., Class A(1)	22,911	290,970
MP Materials Corp.(1)(2)	26,671	561,958
Newmont Corp.	146,647	6,150,375
Nucor Corp.	87,044	13,464,836
Olympic Steel, Inc.	7,051	298,116
Radius Recycling, Inc., Class A	11,543	228,782
Ramaco Resources, Inc., Class A	16,143	205,823
Ramaco Resources, Inc., Class B	1,686	17,298
Reliance, Inc.	21,022	6,753,107
Royal Gold, Inc.	16,459	2,407,293
Ryerson Holding Corp.	15,817	406,497
Steel Dynamics, Inc.	71,603	10,401,768
SunCoke Energy, Inc.	60,880	758,565
Tredegar Corp.(1)	6,485	46,497
U.S. Steel Corp.	96,069	3,916,733
Universal Stainless & Alloy Products, Inc.(1)	2,718	120,734
Warrior Met Coal, Inc.	37,128	2,610,841
Worthington Steel, Inc.	19,302	865,502
		90,712,393
Multi-Utilities — 0.6%
Ameren Corp.	54,138	5,110,086
Avista Corp.	23,490	908,828
Black Hills Corp.	19,577	1,254,298
CenterPoint Energy, Inc.	70,667	2,305,158
CMS Energy Corp.	57,457	4,005,327
Consolidated Edison, Inc.	62,450	6,281,846
Dominion Energy, Inc.	72,436	4,255,615
DTE Energy Co.	34,986	4,400,539
NiSource, Inc.	82,416	3,139,225
Northwestern Energy Group, Inc.	15,945	880,802
Public Service Enterprise Group, Inc.	85,011	8,016,537
Sempra	68,281	6,395,881
Unitil Corp.	5,025	301,601
WEC Energy Group, Inc.	28,970	2,927,419
		50,183,162
Oil, Gas and Consumable Fuels — 6.4%
Amplify Energy Corp.(1)	7,989	53,606
Antero Midstream Corp.	153,022	2,443,761
Antero Resources Corp.(1)	131,429	4,296,414
APA Corp.	196,887	4,459,491
Ardmore Shipping Corp.	31,182	347,991
Berry Corp.	38,867	158,577

California Resources Corp.	49,766	2,944,157
Centrus Energy Corp., Class A(1)	1,455	132,405
Cheniere Energy, Inc.	91,003	20,385,582
Chevron Corp.	287,415	46,541,111
Chord Energy Corp.	31,767	4,050,928
Civitas Resources, Inc.	56,117	2,911,350
Clean Energy Fuels Corp.(1)	27,485	84,654
CNX Resources Corp.(1)	88,911	3,602,674
Comstock Resources, Inc.(2)	58,303	907,778
ConocoPhillips	341,188	36,964,289
CONSOL Energy, Inc.	16,253	2,124,267
Coterra Energy, Inc.	327,031	8,738,268
Crescent Energy Co., Class A	70,305	1,045,435
CVR Energy, Inc.	18,358	355,227
Delek U.S. Holdings, Inc.	36,355	692,563
Devon Energy Corp.	248,719	9,438,886
DHT Holdings, Inc.	78,608	740,487
Diamondback Energy, Inc.	74,131	13,164,924
Dorian LPG Ltd.	25,593	626,261
DT Midstream, Inc.	27,948	2,965,842
EnLink Midstream LLC(1)	144,697	2,316,599
EOG Resources, Inc.	168,141	22,406,470
EQT Corp.	248,989	11,314,060
Evolution Petroleum Corp.	18,835	110,373
Excelerate Energy, Inc., Class A	1,927	59,679
Expand Energy Corp.	110,162	10,901,632
Exxon Mobil Corp.	714,253	84,253,284
FutureFuel Corp.	9,758	50,839
Golar LNG Ltd.	20,463	805,628
Gran Tierra Energy, Inc.(1)	22,668	155,956
Granite Ridge Resources, Inc.	36,913	238,089
Green Plains, Inc.(1)	15,801	170,651
Gulfport Energy Corp.(1)	7,875	1,384,425
Hallador Energy Co.(1)	16,786	204,789
Hess Corp.	97,757	14,387,875
Hess Midstream LP, Class A	40,260	1,525,854
HF Sinclair Corp.	29,442	1,205,061
HighPeak Energy, Inc.	6,385	96,222
International Seaways, Inc.	32,672	1,274,208
Kimbell Royalty Partners LP	46,517	752,645
Kinder Morgan, Inc.	296,819	8,391,073
Kosmos Energy Ltd.(1)	325,416	1,282,139
Magnolia Oil & Gas Corp., Class A	112,024	3,107,546
Marathon Petroleum Corp.	120,711	18,849,023
Matador Resources Co.	67,884	4,073,719
Murphy Oil Corp.	90,005	2,922,462
NACCO Industries, Inc., Class A	767	24,705
New Fortress Energy, Inc.(2)	41,044	437,940
NextDecade Corp.(1)	8,522	61,699
Nordic American Tankers Ltd.	101,468	271,934
Northern Oil & Gas, Inc.	57,703	2,509,504
Occidental Petroleum Corp.	208,488	10,545,323
ONEOK, Inc.	149,809	17,018,302
Ovintiv, Inc.	143,198	6,504,053
Par Pacific Holdings, Inc.(1)	26,753	466,305

PBF Energy, Inc., Class A	58,834	1,852,683
Peabody Energy Corp.	68,324	1,629,527
Permian Resources Corp.	254,340	3,982,964
Phillips 66	122,081	16,356,412
PHX Minerals, Inc.	28	107
Plains GP Holdings LP, Class A(1)	71,499	1,431,410
Range Resources Corp.	120,077	4,291,552
REX American Resources Corp.(1)	8,441	365,580
Riley Exploration Permian, Inc.	4,873	171,042
Ring Energy, Inc.(1)	38,365	58,699
SandRidge Energy, Inc.	16,136	189,275
Scorpio Tankers, Inc.	28,456	1,441,581
SFL Corp. Ltd.	74,811	787,012
Sitio Royalties Corp., Class A	20,607	488,386
SM Energy Co.	75,917	3,430,689
Talos Energy, Inc.(1)	88,759	998,539
Targa Resources Corp.	104,717	21,393,683
Teekay Corp. Ltd.(1)	35,862	264,662
Teekay Tankers Ltd., Class A	17,708	712,747
Texas Pacific Land Corp.	7,982	12,771,918
Uranium Energy Corp.(1)	5,648	46,935
VAALCO Energy, Inc.	66,594	340,961
Valero Energy Corp.	95,800	13,323,864
Viper Energy, Inc.	18,693	1,011,478
Vital Energy, Inc.(1)	18,481	606,731
Vitesse Energy, Inc.	11,665	327,553
W&T Offshore, Inc.	54,584	105,893
Williams Cos., Inc.	398,073	23,295,232
World Kinect Corp.	27,942	808,921
		512,743,030
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,540	285,845
Louisiana-Pacific Corp.	35,563	4,203,546
Magnera Corp.(1)	3,695	75,674
Mercer International, Inc.	17,446	107,642
Sylvamo Corp.	25,183	2,324,139
		6,996,846
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	69,336	3,647,073
Allegiant Travel Co.	9,207	753,501
Blade Air Mobility, Inc.(1)	4,847	22,975
Delta Air Lines, Inc.	274,207	17,499,891
Frontier Group Holdings, Inc.(1)(2)	8,571	49,969
JetBlue Airways Corp.(1)	143,612	857,364
SkyWest, Inc.(1)	25,826	2,963,275
Southwest Airlines Co.	104,683	3,387,542
Sun Country Airlines Holdings, Inc.(1)	19,749	284,188
United Airlines Holdings, Inc.(1)	158,338	15,331,868
		44,797,646
Personal Care Products — 0.1%
Coty, Inc., Class A(1)	1,408	10,405
Edgewell Personal Care Co.	10,382	379,774
elf Beauty, Inc.(1)	46	5,958
Estee Lauder Cos., Inc., Class A	20,532	1,480,768
Honest Co., Inc.(1)	16,357	135,600

Interparfums, Inc.	787	108,338
Kenvue, Inc.	244,299	5,882,720
Medifast, Inc.(1)	4,578	90,049
Nature's Sunshine Products, Inc.(1)	5,502	89,353
Nu Skin Enterprises, Inc., Class A	16,131	117,756
Olaplex Holdings, Inc.(1)	16,679	32,190
USANA Health Sciences, Inc.(1)	5,475	210,952
		8,543,863
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.(1)	19,109	863,536
ANI Pharmaceuticals, Inc.(1)	4,497	257,363
Arvinas, Inc.(1)	4,550	121,576
Atea Pharmaceuticals, Inc.(1)	11,053	37,801
Bristol-Myers Squibb Co.	298,387	17,670,478
Catalent, Inc.(1)	30,972	1,892,699
Collegium Pharmaceutical, Inc.(1)	22,313	680,546
Corcept Therapeutics, Inc.(1)	29,920	1,725,786
Elanco Animal Health, Inc.(1)	84,904	1,121,582
Eli Lilly & Co.	77,716	61,811,421
Esperion Therapeutics, Inc.(1)	2,036	5,701
Fulcrum Therapeutics, Inc.(1)	10,997	42,338
Harmony Biosciences Holdings, Inc.(1)	22,385	776,088
Innoviva, Inc.(1)	29,308	556,559
Intra-Cellular Therapies, Inc.(1)	8,089	692,823
Jazz Pharmaceuticals PLC(1)	28,950	3,520,030
Johnson & Johnson	282,009	43,714,215
Ligand Pharmaceuticals, Inc.(1)	4,901	595,324
Merck & Co., Inc.	188,731	19,182,619
Nuvation Bio, Inc.(1)	32,481	94,195
Oramed Pharmaceuticals, Inc.(1)	4,152	9,840
Organon & Co.	38,379	609,075
Pacira BioSciences, Inc.(1)	6,960	117,694
Perrigo Co. PLC	22,700	647,858
Pfizer, Inc.	510,140	13,370,769
Phibro Animal Health Corp., Class A	9,294	217,201
Pliant Therapeutics, Inc.(1)	2,983	41,165
Prestige Consumer Healthcare, Inc.(1)	12,871	1,091,075
Royalty Pharma PLC, Class A	43,512	1,160,030
SIGA Technologies, Inc.	21,048	153,229
Supernus Pharmaceuticals, Inc.(1)	20,696	756,853
Terns Pharmaceuticals, Inc.(1)	5,865	36,598
Theravance Biopharma, Inc.(1)	13,204	122,137
Viatris, Inc.	500,333	6,549,359
Xeris Biopharma Holdings, Inc.(1)	104	341
Zoetis, Inc.	67,883	11,896,496
		192,142,400
Professional Services — 0.9%
Alight, Inc., Class A(1)	25,057	200,456
Asure Software, Inc.(1)	1,405	13,755
Automatic Data Processing, Inc.	71,270	21,874,901
Barrett Business Services, Inc.	15,067	646,525
Booz Allen Hamilton Holding Corp.	19,186	2,842,981
Broadridge Financial Solutions, Inc.	15,516	3,662,086
Clarivate PLC(1)(2)	102,825	589,187
Concentrix Corp.	21	944

Conduent, Inc.(1)	68,334	254,886
CRA International, Inc.	2,682	523,070
CSG Systems International, Inc.	9,437	517,242
Equifax, Inc.	171	44,727
ExlService Holdings, Inc.(1)	25,597	1,186,677
Exponent, Inc.	23,658	2,335,281
Franklin Covey Co.(1)	5,473	199,108
FTI Consulting, Inc.(1)	4,192	848,964
Genpact Ltd.	17,692	816,663
Heidrick & Struggles International, Inc.	8,709	401,833
IBEX Holdings Ltd.(1)	4,339	88,950
Innodata, Inc.(1)	2,080	85,446
Insperity, Inc.	16,327	1,287,384
KBR, Inc.	15,814	961,966
Kelly Services, Inc., Class A	15,283	223,896
Kforce, Inc.	11,135	667,989
Korn Ferry	22,146	1,734,918
Legalzoom.com, Inc.(1)	36,479	289,278
ManpowerGroup, Inc.	17,118	1,101,886
Maximus, Inc.	6,423	478,514
Paychex, Inc.	76,411	11,176,637
Paycom Software, Inc.	11,682	2,709,289
Paylocity Holding Corp.(1)	6,138	1,273,881
Planet Labs PBC(1)	46,496	182,729
RCM Technologies, Inc.(1)	565	12,927
Resources Connection, Inc.	11,003	92,865
Robert Half, Inc.	51,594	3,849,428
SS&C Technologies Holdings, Inc.	1,173	90,720
TaskUS, Inc., Class A(1)	3,651	53,524
TransUnion	690	70,035
TriNet Group, Inc.	14,022	1,310,075
TrueBlue, Inc.(1)	16,393	123,275
TTEC Holdings, Inc.	2,050	10,619
Verisk Analytics, Inc.	29,755	8,754,219
Verra Mobility Corp.(1)	24,667	583,621
Willdan Group, Inc.(1)	667	29,155
WNS Holdings Ltd.(1)	2,283	123,807
		74,326,319
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	33,671	4,713,603
CoStar Group, Inc.(1)	37,338	3,037,073
Five Point Holdings LLC, Class A(1)	1,615	6,557
Forestar Group, Inc.(1)	7,855	234,472
FRP Holdings, Inc.(1)	870	27,736
Howard Hughes Holdings, Inc.(1)	10,792	936,098
Jones Lang LaSalle, Inc.(1)	12,456	3,495,153
Kennedy-Wilson Holdings, Inc.	42,217	488,873
Marcus & Millichap, Inc.	9,139	380,274
Newmark Group, Inc., Class A	33,510	518,735
Opendoor Technologies, Inc.(1)	306,137	716,360
RE/MAX Holdings, Inc., Class A(1)	7,483	98,476
Redfin Corp.(1)	1,128	10,705
RMR Group, Inc., Class A	4,262	94,616
Seaport Entertainment Group, Inc.(1)(2)	2,206	74,673
Seritage Growth Properties, Class A(1)(2)	3,909	17,825

St. Joe Co.	2,408	123,001
Tejon Ranch Co.(1)	2,786	44,910
Zillow Group, Inc., Class A(1)	2,536	206,760
Zillow Group, Inc., Class C(1)	10,577	895,978
		16,121,878
Semiconductors and Semiconductor Equipment — 7.2%
ACM Research, Inc., Class A(1)	15,283	262,715
Advanced Micro Devices, Inc.(1)	116,754	16,015,730
Allegro MicroSystems, Inc.(1)	14,857	322,843
Alpha & Omega Semiconductor Ltd.(1)	7,716	319,982
Amkor Technology, Inc.	63,442	1,677,406
Analog Devices, Inc.	42,044	9,167,694
Applied Materials, Inc.	164,115	28,672,532
Astera Labs, Inc.(1)	786	81,154
Axcelis Technologies, Inc.(1)	11,216	832,676
Broadcom, Inc.	310,759	50,367,819
CEVA, Inc.(1)	2,132	63,406
Cirrus Logic, Inc.(1)	19,661	2,053,591
Cohu, Inc.(1)	14,126	372,926
Diodes, Inc.(1)	18,754	1,219,010
Enphase Energy, Inc.(1)	2,846	203,062
Entegris, Inc.	933	98,553
First Solar, Inc.(1)	30,910	6,159,436
FormFactor, Inc.(1)	2,065	82,724
GLOBALFOUNDRIES, Inc.(1)(2)	18,367	794,373
Ichor Holdings Ltd.(1)	4,005	131,204
Intel Corp.	469,348	11,287,819
KLA Corp.	24,453	15,821,825
Kulicke & Soffa Industries, Inc.	22,671	1,097,730
Lam Research Corp.	332,895	24,594,283
Lattice Semiconductor Corp.(1)	7,325	415,694
MACOM Technology Solutions Holdings, Inc.(1)	5,223	693,719
Magnachip Semiconductor Corp.(1)	5,631	24,326
Marvell Technology, Inc.	53,703	4,977,731
MaxLinear, Inc.(1)	822	12,437
Microchip Technology, Inc.	37,845	2,579,894
Micron Technology, Inc.	164,357	16,098,768
Monolithic Power Systems, Inc.	5,050	2,866,582
NVE Corp.	2,001	154,637
NVIDIA Corp.	2,155,164	297,951,423
NXP Semiconductors NV	24,579	5,637,685
ON Semiconductor Corp.(1)	129,700	9,224,264
Onto Innovation, Inc.(1)	9,146	1,501,590
Penguin Solutions, Inc.(1)	32,457	588,770
Photronics, Inc.(1)	39,591	986,212
Qorvo, Inc.(1)	11,174	771,565
QUALCOMM, Inc.	200,344	31,760,534
Rambus, Inc.(1)	15,197	878,539
Semtech Corp.(1)	304	19,468
Skyworks Solutions, Inc.	56,180	4,920,806
SolarEdge Technologies, Inc.(1)	4,298	67,908
Synaptics, Inc.(1)	13,619	1,092,789
Teradyne, Inc.	29,174	3,209,140
Texas Instruments, Inc.	98,573	19,816,130
Ultra Clean Holdings, Inc.(1)	15,565	598,163

Universal Display Corp.	7,981	1,313,034
Veeco Instruments, Inc.(1)	8,720	243,026
		580,105,327
Software — 6.3%
A10 Networks, Inc.	29,544	503,725
Adeia, Inc.	30,678	371,817
Adobe, Inc.(1)	35,529	18,330,477
Alarm.com Holdings, Inc.(1)	6,378	415,463
Amplitude, Inc., Class A(1)	893	9,234
ANSYS, Inc.(1)	3,579	1,256,587
Appfolio, Inc., Class A(1)	665	168,744
Appian Corp., Class A(1)	80	3,028
AppLovin Corp., Class A(1)	30,211	10,173,554
Aspen Technology, Inc.(1)	4,046	1,011,500
Atlassian Corp., Class A(1)	6,800	1,792,344
Aurora Innovation, Inc.(1)	150,417	973,198
Autodesk, Inc.(1)	22,267	6,499,737
Bentley Systems, Inc., Class B	287	14,207
Bill Holdings, Inc.(1)	9,924	895,343
Blackbaud, Inc.(1)	275	23,084
BlackLine, Inc.(1)	300	18,603
Box, Inc., Class A(1)	533	18,703
Cadence Design Systems, Inc.(1)	25,740	7,897,289
CCC Intelligent Solutions Holdings, Inc.(1)	1,043	13,142
Cipher Mining, Inc.(1)	14,022	93,947
Clear Secure, Inc., Class A	36,975	956,913
Commvault Systems, Inc.(1)	12,613	2,164,265
Confluent, Inc., Class A(1)	19	586
Consensus Cloud Solutions, Inc.(1)	2	50
CoreCard Corp.(1)(2)	2,108	44,226
Crowdstrike Holdings, Inc., Class A(1)	16,619	5,749,675
Daily Journal Corp.(1)	69	38,951
Datadog, Inc., Class A(1)	10,693	1,633,356
DocuSign, Inc.(1)	30,319	2,416,121
Dolby Laboratories, Inc., Class A	10,498	822,203
Dynatrace, Inc.(1)	569	31,972
Fair Isaac Corp.(1)	1,943	4,614,683
Fortinet, Inc.(1)	168,111	15,978,951
Freshworks, Inc., Class A(1)	23,088	369,177
Gen Digital, Inc.	36,746	1,133,614
Gitlab, Inc., Class A(1)	7,337	467,734
HashiCorp, Inc., Class A(1)	7,279	244,720
HubSpot, Inc.(1)	2,079	1,499,063
InterDigital, Inc.	16,622	3,257,247
Intuit, Inc.	14,918	9,573,328
Klaviyo, Inc., Class A(1)	372	13,816
LiveRamp Holdings, Inc.(1)	12,356	375,128
Logility Supply Chain Solutions, Inc., Class A	3,664	38,582
Manhattan Associates, Inc.(1)	15,737	4,491,969
MARA Holdings, Inc.(1)(2)	29,120	798,470
Matterport, Inc.(1)	65,218	310,438
Microsoft Corp.	676,271	286,373,718
MicroStrategy, Inc., Class A(1)	14,681	5,688,447
NCR Voyix Corp.(1)	607	8,808
Nutanix, Inc., Class A(1)	21,947	1,432,700

Olo, Inc., Class A(1)	10,962	79,913
OneSpan, Inc.(1)	9,657	174,985
Oracle Corp.	138,062	25,519,380
Palantir Technologies, Inc., Class A(1)	160,906	10,793,574
Palo Alto Networks, Inc.(1)	39,762	15,420,499
Pegasystems, Inc.	19,111	1,814,972
Progress Software Corp.	6,197	423,937
Qualys, Inc.(1)	19,796	3,040,666
Riot Platforms, Inc.(1)(2)	48,385	612,070
Roper Technologies, Inc.	4,315	2,444,189
Salesforce, Inc.	50,596	16,696,174
SentinelOne, Inc., Class A(1)	17,873	499,550
ServiceNow, Inc.(1)	15,768	16,547,570
SPS Commerce, Inc.(1)	4,170	805,102
Synopsys, Inc.(1)	9,134	5,101,248
Telos Corp.(1)	2,835	9,639
Teradata Corp.(1)	8,789	271,580
UiPath, Inc., Class A(1)	48,387	687,579
Varonis Systems, Inc.(1)	948	47,362
Verint Systems, Inc.(1)	448	11,290
Workday, Inc., Class A(1)	11,799	2,949,632
Xperi, Inc.(1)	15,018	142,220
Zoom Communications, Inc., Class A(1)	31,839	2,632,767
Zscaler, Inc.(1)	2,541	524,945
		508,263,480
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	147,649
Abercrombie & Fitch Co., Class A(1)	37,207	5,569,516
Academy Sports & Outdoors, Inc.	43,542	2,144,444
Advance Auto Parts, Inc.	24,214	1,001,249
American Eagle Outfitters, Inc.	109,485	2,106,491
America's Car-Mart, Inc.(1)	1,072	49,484
Arhaus, Inc.	35,651	354,014
Arko Corp.	31,775	227,509
AutoNation, Inc.(1)	14,777	2,643,458
AutoZone, Inc.(1)	1,204	3,816,126
Bath & Body Works, Inc.	20	725
Best Buy Co., Inc.	93,750	8,437,500
Boot Barn Holdings, Inc.(1)	1,976	270,989
Buckle, Inc.	20,558	1,070,866
Build-A-Bear Workshop, Inc.	6,177	234,664
Burlington Stores, Inc.(1)	38,046	10,724,406
Caleres, Inc.	23,361	725,826
Camping World Holdings, Inc., Class A	5,654	138,184
CarMax, Inc.(1)	64,168	5,388,187
Carvana Co.(1)	14,331	3,732,079
Cato Corp., Class A	1,679	5,356
Chewy, Inc., Class A(1)	4,896	163,575
Citi Trends, Inc.(1)	1,443	28,788
Designer Brands, Inc., Class A	27,383	135,820
Destination XL Group, Inc.(1)	24,514	59,079
Dick's Sporting Goods, Inc.	30,968	6,417,808
Five Below, Inc.(1)	16,625	1,541,138
Floor & Decor Holdings, Inc., Class A(1)	47,818	5,365,658
Foot Locker, Inc.(1)	38,083	957,787

GameStop Corp., Class A(1)	1,176	34,163
Gap, Inc.	144,026	3,492,630
Genesco, Inc.(1)	3,646	122,469
GrowGeneration Corp.(1)	8,322	16,145
Guess?, Inc.	20,600	339,076
Haverty Furniture Cos., Inc.	6,902	162,956
Home Depot, Inc.	111,745	47,953,132
Lands' End, Inc.(1)	5,235	83,498
Lithia Motors, Inc.	5,098	1,972,416
Lowe's Cos., Inc.	33,221	9,050,397
MarineMax, Inc.(1)	8,103	278,095
Murphy USA, Inc.	11,231	6,152,342
National Vision Holdings, Inc.(1)	7,815	94,562
ODP Corp.(1)	22,345	573,820
O'Reilly Automotive, Inc.(1)	3,872	4,813,748
Penske Automotive Group, Inc.	6,169	1,027,385
PetMed Express, Inc.(1)	2,475	11,459
Revolve Group, Inc.(1)	3,977	143,490
RH(1)	332	127,866
Ross Stores, Inc.	114,791	17,777,682
Sally Beauty Holdings, Inc.(1)	17,582	244,917
Shoe Carnival, Inc.	9,950	335,912
Signet Jewelers Ltd.	27,116	2,717,023
Sleep Number Corp.(1)	1	15
Sonic Automotive, Inc., Class A	5,963	412,282
Sportsman's Warehouse Holdings, Inc.(1)	8,631	18,470
Stitch Fix, Inc., Class A(1)	5,706	27,161
Tile Shop Holdings, Inc.(1)	1,000	6,630
Tilly's, Inc., Class A(1)	7,163	32,019
TJX Cos., Inc.	278,938	35,059,717
Tractor Supply Co.	44,975	12,758,058
Ulta Beauty, Inc.(1)	21,552	8,332,865
Urban Outfitters, Inc.(1)	41,708	2,032,431
Valvoline, Inc.(1)	34,741	1,379,565
Victoria's Secret & Co.(1)	43,164	1,676,490
Williams-Sonoma, Inc.	72,053	12,394,557
Zumiez, Inc.(1)	5,824	128,536
		235,242,354
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	1,657,869	393,462,050
Dell Technologies, Inc., Class C	19,294	2,461,721
Eastman Kodak Co.(1)	8,541	61,922
Hewlett Packard Enterprise Co.	226,931	4,815,476
HP, Inc.	60,375	2,139,086
Immersion Corp.	11,407	101,979
Intevac, Inc.(1)	173	483
IonQ, Inc.(1)	2,908	106,142
NetApp, Inc.	35,957	4,409,766
Pure Storage, Inc., Class A(1)	50,574	2,679,916
Seagate Technology Holdings PLC	22,481	2,278,000
Super Micro Computer, Inc.(1)	136,740	4,463,194
Western Digital Corp.(1)	550	40,144
		417,019,879
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)	3,515	92,550
Birkenstock Holding PLC(1)	323	16,686

Capri Holdings Ltd.(1)	50,507	1,182,369
Carter's, Inc.	24,830	1,354,973
Columbia Sportswear Co.	14,171	1,236,278
Crocs, Inc.(1)	37,059	3,913,430
Deckers Outdoor Corp.(1)	71,961	14,101,478
Ermenegildo Zegna NV	10,840	87,696
Figs, Inc., Class A(1)	34,477	178,936
G-III Apparel Group Ltd.(1)	28,142	833,847
Hanesbrands, Inc.(1)	79,105	688,214
Kontoor Brands, Inc.	35,499	3,258,098
Levi Strauss & Co., Class A	41,782	729,514
Lululemon Athletica, Inc.(1)	34,807	11,161,213
Movado Group, Inc.	6,084	123,809
NIKE, Inc., Class B	139,464	10,985,579
Oxford Industries, Inc.	9,947	827,292
PVH Corp.	26,128	2,831,491
Ralph Lauren Corp.	18,532	4,288,305
Rocky Brands, Inc.	2,868	62,236
Skechers USA, Inc., Class A(1)	53,837	3,435,877
Steven Madden Ltd.	37,945	1,729,533
Superior Group of Cos., Inc.	5,302	89,763
Tapestry, Inc.	143,681	8,948,453
Under Armour, Inc., Class A(1)	84,804	823,447
Under Armour, Inc., Class C(1)	68,329	599,245
Unifi, Inc.(1)	1,684	9,363
Vera Bradley, Inc.(1)	1,061	6,207
VF Corp.	70,369	1,423,565
Wolverine World Wide, Inc.	10,644	246,834
		75,266,281
Trading Companies and Distributors — 1.3%
Air Lease Corp.	64,614	3,288,853
Alta Equipment Group, Inc.	3,301	26,111
Applied Industrial Technologies, Inc.	15,425	4,237,556
BlueLinx Holdings, Inc.(1)	6,177	776,449
Boise Cascade Co.	24,521	3,619,300
Core & Main, Inc., Class A(1)	21,655	1,051,350
DNOW, Inc.(1)	50,148	754,727
Fastenal Co.	189,152	15,805,541
FTAI Aviation Ltd.	46,103	7,783,108
GATX Corp.	22,817	3,745,639
Global Industrial Co.	6,809	192,354
GMS, Inc.(1)	22,355	2,243,324
H&E Equipment Services, Inc.	22,646	1,352,872
Herc Holdings, Inc.	18,356	4,258,592
Hudson Technologies, Inc.(1)	19,460	115,592
Karat Packaging, Inc.	4,473	138,171
McGrath RentCorp	11,370	1,385,435
MRC Global, Inc.(1)	56,201	785,128
MSC Industrial Direct Co., Inc., Class A	23,090	1,982,969
Rush Enterprises, Inc., Class A	18,994	1,176,678
Rush Enterprises, Inc., Class B	2,004	114,248
SiteOne Landscape Supply, Inc.(1)	8,722	1,336,647
Titan Machinery, Inc.(1)	9,617	148,583
United Rentals, Inc.	20,988	18,175,608
Watsco, Inc.	6,560	3,618,496

WESCO International, Inc.	26,381	5,581,428
Willis Lease Finance Corp.	336	73,272
WW Grainger, Inc.	15,583	18,782,813
		102,550,844
Water Utilities — 0.0%
American States Water Co.	301	25,678
American Water Works Co., Inc.	11,626	1,592,064
California Water Service Group	3,157	161,607
Essential Utilities, Inc.	694	27,781
Global Water Resources, Inc.	7	94
Middlesex Water Co.	908	59,415
		1,866,639
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	40,080	321,842
Telephone & Data Systems, Inc.	49,748	1,700,387
T-Mobile U.S., Inc.	113,183	27,949,410
U.S. Cellular Corp.(1)	4,248	269,578
		30,241,217
TOTAL COMMON STOCKS (Cost $5,899,254,734)		8,001,515,227
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	84
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Mirati Therapeutics, Inc.(1)	5,654	3,958
		9,156
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,952
Concert Pharmaceuticals, Inc.(1)	2,660	984
Radius Health, Inc.(1)	996	10
Strongbridge Biopharma(1)	1,036	188
		16,587
TOTAL RIGHTS (Cost $32,189)		29,146
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,118,662	7,118,662
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,659,463	3,659,463
TOTAL SHORT-TERM INVESTMENTS (Cost $10,778,125)		10,778,125
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,910,065,048)		8,012,322,520
OTHER ASSETS AND LIABILITIES — 0.1%		5,131,508
TOTAL NET ASSETS — 100.0%		$8,017,454,028

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,811,541. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,093,534, which includes securities collateral of $3,434,071.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,001,515,227	—	—
Rights	29,146	—	—
Escrow Interests	—	$22	—
Short-Term Investments	10,778,125	—	—
	$8,012,322,498	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.